Quarterly Holdings Report
for
Strategic Advisers® Fidelity® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2024
TSF-NPRT1-1024
1.9887485.106
Unclassified - 0.0%
	Shares	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.03% to 5.31% 9/5/24 to 11/29/24 (a) (Cost $2,348,180)	2,369,000	2,349,070

Common Stocks - 47.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	8,080,366	160,799,283
Cellnex Telecom SA (b)	1,029,600	39,758,096
Cogent Communications Group, Inc. (c)	91,990	6,437,460
GCI Liberty, Inc. Class A (Escrow) (d)(e)	206,400	2
Iridium Communications, Inc.	259,300	6,689,940
Liberty Global Ltd. Class C (c)	340,800	6,703,536
Liberty Latin America Ltd. Class C (f)	837,320	7,929,420
Lumen Technologies, Inc. (f)	205,900	1,080,975
Verizon Communications, Inc.	620,181	25,911,162
		255,309,874
Entertainment - 0.6%
Electronic Arts, Inc.	69,428	10,540,559
IMAX Corp. (c)(f)	790,300	16,746,457
International Games Systems Co. Ltd.	38,000	926,416
Lionsgate Studios Corp.	30,800	211,596
Live Nation Entertainment, Inc. (f)	169,700	16,574,599
Netflix, Inc. (f)	177,781	124,686,704
Playtika Holding Corp.	49,218	372,580
Roblox Corp. Class A (f)	298,900	13,148,611
Roku, Inc. Class A (f)	103,306	7,001,048
Sea Ltd. ADR Class A (f)	423,900	33,195,609
Spotify Technology SA (f)	54,376	18,644,443
Take-Two Interactive Software, Inc. (f)	54,198	8,764,359
The Walt Disney Co.	5,116,570	462,435,597
TKO Group Holdings, Inc.	302,700	35,788,221
Ubisoft Entertainment SA (f)	564,200	10,720,830
Universal Music Group NV	1,710,883	44,762,781
		804,520,410
Interactive Media & Services - 2.0%
Alphabet, Inc.:
Class A	1,966,840	321,342,319
Class C	7,040,840	1,162,513,092
Bumble, Inc. Class A (f)	1,154,700	7,748,037
Cars.com, Inc. (f)	427,600	7,628,384
IAC, Inc. Class A (f)	265,860	14,032,091
Match Group, Inc. (f)(g)	993,500	36,968,135
Meta Platforms, Inc. Class A (g)	2,006,826	1,046,178,462
Pinterest, Inc. Class A (f)	889,714	28,506,437
QuinStreet, Inc. (f)	362,400	6,925,464
Snap, Inc. Class A (f)	4,486,900	41,907,646
Yelp, Inc. Class A (f)	148,548	5,188,782
Ziff Davis, Inc. (f)	177,693	8,683,857
		2,687,622,706
Media - 0.5%
Charter Communications, Inc. Class A (f)	19,800	6,881,292
Comcast Corp. Class A	14,539,788	575,339,411
EchoStar Corp. Class A (c)(f)	65,451	1,213,462
Interpublic Group of Companies, Inc. (c)	1,489,325	48,566,888
Liberty Broadband Corp. Class A (f)	475,625	29,132,031
Nexstar Media Group, Inc.	20,375	3,481,680
Pico Far East Holdings Ltd.	1,026,000	230,257
TechTarget, Inc. (f)	93,990	2,504,834
TEGNA, Inc.	413,484	5,739,158
The New York Times Co. Class A	542,677	29,809,248
Thryv Holdings, Inc. (f)	433,015	7,889,533
WPP PLC	682,900	6,541,464
		717,329,258
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (c)(f)	462,100	3,682,937
T-Mobile U.S., Inc.	2,949	586,025
		4,268,962
TOTAL COMMUNICATION SERVICES		4,469,051,210
CONSUMER DISCRETIONARY - 3.8%
Automobile Components - 0.2%
Adient PLC (f)	597,300	13,510,926
Akwel	5,700	64,394
Aptiv PLC (f)	599,000	42,846,470
Autoliv, Inc.	120,770	12,375,302
BorgWarner, Inc.	569,102	19,389,305
Brembo N.V.	218,100	2,552,155
Cie Automotive SA	285,380	8,564,713
DaikyoNishikawa Corp.	619,300	2,944,206
Gentex Corp.	506,028	15,853,857
Gentherm, Inc. (f)	68,280	3,450,871
LCI Industries (c)	105,550	12,438,012
Lear Corp.	316,083	36,871,082
Mobileye Global, Inc. Class A (c)(f)	160,115	2,286,442
Patrick Industries, Inc. (c)	339,383	43,855,071
		217,002,806
Automobiles - 0.2%
Ford Motor Co.	1,297,021	14,513,665
General Motors Co.	320,200	15,939,556
Harley-Davidson, Inc. (c)	347,378	13,005,832
Mercedes-Benz Group AG (Germany)	54,800	3,777,095
Rivian Automotive, Inc. Class A (c)(f)	789,700	11,158,461
Stellantis NV (c)	113,700	1,907,886
Tesla, Inc. (f)	1,096,800	234,835,848
		295,138,343
Broadline Retail - 0.8%
Amazon.com, Inc. (f)	5,749,000	1,026,196,500
ASKUL Corp.	340,900	4,943,621
B&M European Value Retail SA	1,269,300	7,418,024
Dillard's, Inc. Class A	7,173	2,431,432
eBay, Inc.	301,127	17,796,606
Etsy, Inc. (f)	198,600	10,940,874
Europris ASA (b)	984,481	6,200,783
Global-e Online Ltd. (c)(f)	102,810	3,538,720
Kohl's Corp. (c)	409,900	7,947,961
Macy's, Inc.	526,406	8,196,141
Max Stock Ltd.	367,700	985,036
Next PLC	58,700	7,836,271
		1,104,431,969
Distributors - 0.1%
Arata Corp.	146,400	3,540,078
Autohellas SA	196,880	2,498,406
Genuine Parts Co.	41,143	5,894,146
Inchcape PLC	1,312,148	14,682,039
LKQ Corp.	652,300	27,129,157
		53,743,826
Diversified Consumer Services - 0.3%
ADT, Inc. (c)	890,764	6,493,670
Adtalem Global Education, Inc. (f)	78,939	5,976,472
European Wax Center, Inc. Class A (c)(f)	392,640	2,709,216
Frontdoor, Inc. (f)	172,736	8,305,147
Graham Holdings Co. Class B	7,515	5,975,853
Grand Canyon Education, Inc. (f)	53,700	7,787,037
H&R Block, Inc.	3,570,100	226,023,031
Laureate Education, Inc. (c)	3,848,381	59,342,035
ME Group International PLC	470,283	1,198,188
OneSpaWorld Holdings Ltd.	464,900	7,377,963
Perdoceo Education Corp. (c)	142,506	3,197,835
Service Corp. International	832,903	65,191,318
		399,577,765
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (f)	208,100	24,412,211
Aramark	912,100	33,410,223
Booking Holdings, Inc.	52,267	204,323,724
Boyd Gaming Corp.	8,677	520,794
Caesars Entertainment, Inc. (f)	410,900	15,466,276
Chipotle Mexican Grill, Inc. (f)	41,741	2,340,835
Churchill Downs, Inc.	402,865	55,986,149
Domino's Pizza, Inc.	123,217	51,037,714
Doordash, Inc. (f)	56,703	7,298,243
Dutch Bros, Inc. Class A (f)	515,100	15,968,100
Expedia Group, Inc. Class A (f)	146,481	20,374,042
Flutter Entertainment PLC (f)	98,900	21,041,430
Golden Entertainment, Inc.	46,562	1,508,143
Hollywood Bowl Group PLC	696,700	3,060,595
International Game Technology PLC	742,859	16,632,613
Light & Wonder, Inc. Class A (f)	62,669	6,882,310
Marriott International, Inc. Class A	443,000	103,967,670
McDonald's Corp.	115,490	33,337,343
MGM Resorts International (f)	211,742	7,959,382
MTY Food Group, Inc.	127,100	4,058,259
Noodles & Co. Class A (f)	369,360	583,589
Norwegian Cruise Line Holdings Ltd. (f)	73,958	1,323,109
Red Rock Resorts, Inc.	308,660	17,988,705
Restaurant Brands International, Inc. (c)	646,600	44,923,502
Starbucks Corp.	906,702	85,746,808
Travel+Leisure Co.	21,112	934,417
Wendy's Co. (c)	71,950	1,217,394
Yum! Brands, Inc.	412,400	55,641,008
		837,944,588
Household Durables - 0.3%
Barratt Developments PLC	1,457,130	9,706,027
Berkeley Group Holdings PLC	450,200	29,598,496
Cavco Industries, Inc. (f)	36,071	14,908,866
Cuckoo Holdings Co. Ltd.	41,065	712,321
D.R. Horton, Inc.	85,849	16,204,857
FJ Next Co. Ltd.	114,900	962,019
Garmin Ltd.	42,203	7,735,388
Helen of Troy Ltd. (c)(f)	180,300	9,624,414
Installed Building Products, Inc. (c)	90,979	20,225,541
KB Home	164,332	13,756,232
Leggett & Platt, Inc.	147,202	1,860,633
Lennar Corp. Class A	75,064	13,666,152
LGI Homes, Inc. (c)(f)	47,790	5,155,585
M/I Homes, Inc. (f)	78,009	12,432,294
Meritage Homes Corp.	7,710	1,527,120
Mohawk Industries, Inc. (f)(g)	143,061	22,194,484
Pressance Corp. (c)	285,000	3,729,427
PulteGroup, Inc.	42,369	5,577,879
SharkNinja, Inc.	194,260	18,613,993
Taylor Morrison Home Corp. (f)	371,979	25,045,346
Tempur Sealy International, Inc. (c)	622,200	32,621,946
Toll Brothers, Inc. (c)	456,566	65,777,464
TopBuild Corp. (f)	164,190	64,529,954
TRI Pointe Homes, Inc. (f)	472,894	21,015,409
Vistry Group PLC (f)	524,063	9,353,344
Whirlpool Corp. (c)	166,352	16,683,442
Worthington Enterprises, Inc. (c)	66,160	3,030,128
		446,248,761
Leisure Products - 0.0%
BRP, Inc.	72,400	5,250,900
Brunswick Corp.	433,101	34,236,634
Malibu Boats, Inc. Class A (c)(f)	44,324	1,612,064
		41,099,598
Specialty Retail - 1.0%
Abercrombie & Fitch Co. Class A (f)	30,523	4,504,279
Academy Sports & Outdoors, Inc. (c)	985,797	54,692,018
Advance Auto Parts, Inc.	456,990	20,706,217
America's Car Mart, Inc. (c)(f)	57,290	3,467,764
American Eagle Outfitters, Inc.	462,797	9,524,362
Arcland Sakamoto Co. Ltd.	293,500	3,491,323
AutoZone, Inc. (f)	2,500	7,953,700
Bath & Body Works, Inc.	26,662	820,123
Best Buy Co., Inc.	32,590	3,272,036
Boot Barn Holdings, Inc. (f)	79,710	10,694,691
Burlington Stores, Inc. (f)	40,582	10,885,716
Caleres, Inc. (c)	223,693	9,424,186
Camping World Holdings, Inc. Class A (c)	241,520	5,298,949
Carvana Co. Class A (f)	182,619	27,506,074
Dick's Sporting Goods, Inc.	172,249	40,816,123
Floor & Decor Holdings, Inc. Class A (f)	113,800	12,795,672
Foot Locker, Inc.	293,900	9,152,046
Gap, Inc.	638,188	14,314,557
JD Sports Fashion PLC	17,371,754	31,472,361
Jumbo SA	292,260	7,391,709
Lithia Motors, Inc. Class A (sub. vtg.)	7,601	2,288,509
Lowe's Companies, Inc.	1,705,378	423,786,433
Maisons du Monde SA (b)(c)	415,000	1,610,181
Monro, Inc. (c)	64,396	1,744,488
Murphy U.S.A., Inc.	192,184	99,864,572
Petco Health & Wellness Co., Inc. Class A (c)(f)	294,440	939,264
Pets At Home Group PLC	2,669,000	10,817,040
RH (f)	67,435	17,108,260
Ross Stores, Inc.	852,083	128,332,221
Sally Beauty Holdings, Inc. (c)(f)	353,400	4,611,870
Sportsman's Warehouse Holdings, Inc. (f)	444,400	933,240
The Buckle, Inc.	59,043	2,473,902
The Home Depot, Inc.	254,269	93,698,127
The Hour Glass Ltd.	1,687,200	1,978,172
TJX Companies, Inc.	1,183,671	138,809,098
Ulta Beauty, Inc. (f)	3,340	1,178,486
Upbound Group, Inc.	108,578	3,615,647
Valvoline, Inc. (f)	703,887	29,704,031
WH Smith PLC	471,800	7,949,660
Williams-Sonoma, Inc.	92,600	12,438,958
		1,272,066,065
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (f)	413,710	60,471,991
Gildan Activewear, Inc.	160,200	7,301,216
Kontoor Brands, Inc.	245,576	18,381,364
Levi Strauss & Co. Class A	575,700	11,093,739
LVMH Moet Hennessy Louis Vuitton SE	16,500	12,281,226
NIKE, Inc. Class B	1,054,900	87,894,268
Oxford Industries, Inc. (c)	82,200	7,149,756
PVH Corp.	640,249	63,186,174
Rocky Brands, Inc. (c)	291,220	9,388,933
Skechers U.S.A., Inc. Class A (sub. vtg.) (f)	155,600	10,655,488
Tapestry, Inc.	2,269,130	92,966,256
Under Armour, Inc.:
Class A (sub. vtg.) (f)	122,848	944,701
Class C (non-vtg.) (c)(f)	65,109	485,713
VF Corp. (c)	596,700	10,865,907
Wolverine World Wide, Inc.	1,098,500	15,060,435
		408,127,167
TOTAL CONSUMER DISCRETIONARY		5,075,380,888
CONSUMER STAPLES - 3.3%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (f)	37,995	10,324,001
Celsius Holdings, Inc. (f)	152,800	5,810,984
Coca-Cola Consolidated, Inc.	30,725	41,245,240
Coca-Cola Europacific Partners PLC	1,190,600	95,831,394
Diageo PLC	1,811,300	58,815,342
Diageo PLC sponsored ADR	423,705	55,403,666
Duckhorn Portfolio, Inc. (f)	86,554	547,887
Keurig Dr. Pepper, Inc.	9,463,469	346,457,600
MGP Ingredients, Inc. (c)	107,300	9,613,007
Molson Coors Beverage Co. Class B	65,965	3,560,131
Monster Beverage Corp. (f)	243,000	11,452,590
National Beverage Corp.	50,653	2,287,489
PepsiCo, Inc.	898,708	155,368,639
Pernod Ricard SA	128,800	18,337,967
Primo Water Corp.	1,372,070	30,322,747
The Coca-Cola Co.	6,681,862	484,234,539
The Vita Coco Co., Inc. (f)	64,391	1,681,893
		1,331,295,116
Consumer Staples Distribution & Retail - 0.9%
Acomo NV	110,100	2,142,000
Alimentation Couche-Tard, Inc. (multi-vtg.)	1,133,300	64,693,926
Belc Co. Ltd.	10,700	458,916
BJ's Wholesale Club Holdings, Inc. (f)	964,151	77,093,514
Casey's General Stores, Inc.	25,300	9,166,443
Costco Wholesale Corp.	253,600	226,307,568
Dollar General Corp.	13,668	1,134,034
G-7 Holdings, Inc.	439,100	4,793,786
Ingles Markets, Inc. Class A	28,742	2,126,908
Kroger Co.	232,118	12,350,999
MARR SpA	430,000	5,589,787
Metro, Inc.	273,200	17,162,551
Performance Food Group Co. (f)	1,392,919	103,967,474
PriceSmart, Inc.	50,983	4,567,057
Sprouts Farmers Market LLC (f)	242,860	25,269,583
Sysco Corp.	574,455	44,790,256
Target Corp. (g)	256,712	39,436,097
U.S. Foods Holding Corp. (f)	3,434,005	203,327,436
Walmart, Inc. (g)	4,856,335	375,054,752
Weis Markets, Inc. (c)	33,313	2,251,293
YAKUODO Holdings Co. Ltd.	41,300	734,524
		1,222,418,904
Food Products - 0.3%
Archer Daniels Midland Co.	98,296	5,995,073
Armanino Foods of Distinction	572,900	3,202,511
Bunge Global SA	494,500	50,132,410
Flowers Foods, Inc.	359,170	8,347,111
Freshpet, Inc. (f)	105,200	14,307,200
General Mills, Inc.	63,766	4,609,644
Gruma S.A.B. de CV Series B	59,700	1,095,618
Hormel Foods Corp.	12,687	412,962
Ingredion, Inc.	25,732	3,456,065
John B. Sanfilippo & Son, Inc.	18,361	1,741,908
Lamb Weston Holdings, Inc.	540,300	33,455,376
Lancaster Colony Corp.	44,175	7,543,323
McCormick & Co., Inc. (non-vtg.)	42,177	3,375,425
Mondelez International, Inc.	893,621	64,170,924
Nomad Foods Ltd. (c)	366,400	6,888,320
Pickles Holdings Co. Ltd. (c)	132,000	934,537
Post Holdings, Inc. (f)	71,644	8,294,226
S Foods, Inc. (c)	207,700	3,811,882
Societe LDC SA	10,359	1,631,745
SunOpta, Inc. (c)(f)	1,154,655	6,639,266
Tate & Lyle PLC	1,294,594	11,510,288
The Kraft Heinz Co.	337,989	11,974,950
The Simply Good Foods Co. (f)	1,972,140	62,299,903
Tootsie Roll Industries, Inc.	35,828	1,064,808
TreeHouse Foods, Inc. (f)	122,760	5,044,208
Tyson Foods, Inc. Class A	1,341,900	86,297,589
		408,237,272
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.)	49,025	1,676,655
Colgate-Palmolive Co.	1,368,542	145,749,723
Energizer Holdings, Inc.	159,910	5,181,084
Kimberly-Clark Corp.	53,932	7,801,803
Procter & Gamble Co.	2,849,055	488,726,895
Spectrum Brands Holdings, Inc.	12,260	1,156,363
The Clorox Co.	43,556	6,895,350
Transaction Co. Ltd. (c)	50,400	684,342
WD-40 Co. (c)	29,422	7,733,278
		665,605,493
Personal Care Products - 0.5%
BellRing Brands, Inc. (f)	851,000	47,596,430
Estee Lauder Companies, Inc. Class A	320,600	29,386,196
Haleon PLC	19,922,300	100,343,670
Haleon PLC ADR (c)	10,230,459	104,146,073
Hengan International Group Co. Ltd.	414,000	1,329,952
Herbalife Ltd. (c)(f)	208,060	1,697,770
Kenvue, Inc.	15,928,635	349,633,538
MediFast, Inc. (c)	23,380	427,854
Sarantis SA	278,008	3,054,662
USANA Health Sciences, Inc. (f)	24,071	982,578
		638,598,723
Tobacco - 0.1%
Altria Group, Inc.	668,545	35,947,665
British American Tobacco PLC sponsored ADR (c)	516,600	19,408,662
KT&G Corp.	91,269	7,383,572
Philip Morris International, Inc.	748,957	92,338,909
Vector Group Ltd.	250,631	3,754,452
		158,833,260
TOTAL CONSUMER STAPLES		4,424,988,768
ENERGY - 2.9%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	186,815	6,570,284
Cactus, Inc. Class A (c)	745,955	44,399,242
Expro Group Holdings NV (f)	1,603,392	31,843,365
Liberty Energy, Inc. Class A	426,030	8,771,958
National Energy Services Reunited Corp. (f)	407,340	3,971,565
Oceaneering International, Inc. (f)	303,426	8,189,468
TechnipFMC PLC	1,012,104	27,164,871
Tidewater, Inc. (f)	291,200	25,829,440
Valaris Ltd. (c)(f)	314,557	19,206,850
Vallourec SA (c)(f)	172,300	2,758,819
Weatherford International PLC	350,726	36,805,186
		215,511,048
Oil, Gas & Consumable Fuels - 2.7%
Africa Oil Corp.	9,311,900	14,234,047
Antero Midstream GP LP	210,576	3,131,265
Antero Resources Corp. (f)	2,496,900	67,391,331
Ardmore Shipping Corp.	86,697	1,636,839
Athabasca Oil Corp. (c)(f)	6,794,300	27,325,423
California Resources Corp. (c)	53,947	2,830,599
Cenovus Energy, Inc. (Canada)	754,480	13,990,617
Chevron Corp.	148,837	22,020,434
China Petroleum & Chemical Corp. (H Shares)	5,988,000	4,069,917
Chord Energy Corp.	230,230	34,173,039
Civitas Resources, Inc.	702,245	43,068,686
CNX Resources Corp. (c)(f)	629,800	17,426,566
ConocoPhillips Co.	223,190	25,396,790
CONSOL Energy, Inc. (c)	57,800	5,911,784
Coterra Energy, Inc.	11,090	269,820
CVR Energy, Inc. (c)	59,755	1,518,972
Devon Energy Corp.	305,288	13,670,797
Diamondback Energy, Inc.	174,745	34,094,497
Dorian LPG Ltd. (c)	73,974	2,884,246
DT Midstream, Inc.	138,252	10,865,225
Energy Transfer LP	612,300	9,858,030
Enterprise Products Partners LP	317,800	9,324,252
EOG Resources, Inc.	170,535	21,968,319
Equinor ASA sponsored ADR (c)	2,920,400	78,529,556
Exxon Mobil Corp.	15,241,370	1,797,567,178
FutureFuel Corp.	56,965	355,462
Galp Energia SGPS SA	3,203,100	66,423,658
Golar LNG Ltd.	193,799	6,451,569
Hess Corp.	243,600	33,631,416
HF Sinclair Corp.	261,598	12,854,926
Imperial Oil Ltd. (c)	3,082,700	232,177,531
Kinder Morgan, Inc.	377,633	8,145,544
Kosmos Energy Ltd. (f)	9,126,541	44,446,255
Matador Resources Co.	101,224	5,741,425
MEG Energy Corp.	3,792,225	75,526,523
Murphy Oil Corp.	373,582	13,927,137
Northern Oil & Gas, Inc. (c)	1,007,180	40,065,620
Occidental Petroleum Corp.	1,145,476	65,269,222
Oil & Natural Gas Corp. Ltd.	824,100	3,251,280
Ovintiv, Inc.	2,173,930	93,109,422
Parex Resources, Inc.	3,671,000	36,855,734
Parkland Corp. (c)	618,700	16,743,212
PBF Energy, Inc. Class A	411,700	14,022,502
Phillips 66 Co.	294,400	41,307,264
Range Resources Corp.	948,860	28,351,937
Scorpio Tankers, Inc.	93,482	6,687,702
Shell PLC:
ADR	5,905,600	423,195,296
(London)	377,214	13,366,036
rights (f)(h)	377,214	129,762
Sitio Royalties Corp. Class A (c)	518,415	11,524,365
Southwestern Energy Co. (f)	2,623,684	16,739,104
Targa Resources Corp.	68,966	10,131,105
The Williams Companies, Inc.	33,461	1,531,510
TotalEnergies SE sponsored ADR	287,620	19,845,780
Unit Corp.	23,700	783,285
Uranium Energy Corp. (c)(f)	298,180	1,559,481
Valero Energy Corp.	408,312	59,911,620
Vitesse Energy, Inc. (c)	21,100	545,646
		3,667,766,560
TOTAL ENERGY		3,883,277,608
FINANCIALS - 8.3%
Banks - 3.7%
ACNB Corp. (c)	43,900	1,844,678
AIB Group PLC	3,767,400	22,675,615
Associated Banc-Corp.	1,706,225	39,038,428
Axos Financial, Inc. (f)	329,261	22,860,591
Bancorp, Inc., Delaware (f)	1,233,200	64,619,680
Bank of America Corp. (g)	22,011,366	896,963,165
Bank of Ireland Group PLC	312,900	3,586,772
BankUnited, Inc.	131,710	5,061,615
Bar Harbor Bankshares	101,400	3,250,884
BOK Financial Corp.	46,350	4,864,433
Byline Bancorp, Inc.	160,440	4,452,210
Cadence Bank	1,275,111	41,160,583
Camden National Corp.	138,600	5,541,228
Citigroup, Inc.	1,742,522	109,151,578
Citizens Financial Group, Inc.	233,023	10,031,640
Coastal Financial Corp. of Washington (f)	22,084	1,185,248
Columbia Banking Systems, Inc.	58,237	1,466,408
Commerce Bancshares, Inc.	32,064	2,050,813
ConnectOne Bancorp, Inc.	154,220	3,855,500
Cullen/Frost Bankers, Inc. (c)	213,400	23,949,882
East West Bancorp, Inc.	375,900	31,601,913
Eastern Bankshares, Inc.	511,080	8,673,028
Esquire Financial Holdings, Inc.	13,885	854,344
Eurobank Ergasias Services and Holdings SA	13,677,077	31,184,860
First Bancorp, Puerto Rico	652,129	13,942,518
First Foundation, Inc.	1,283,139	9,033,299
First Interstate Bancsystem, Inc. Class A	340,080	10,559,484
First Northwest Bancorp	164,787	1,904,938
FNB Corp., Pennsylvania	1,304,980	19,548,600
Fulton Financial Corp.	266,220	5,151,357
Glacier Bancorp, Inc.	106,730	5,048,329
Greene County Bancorp, Inc.	131,200	4,472,608
Hancock Whitney Corp.	84,592	4,545,128
Hanmi Financial Corp.	531,538	10,529,768
HDFC Bank Ltd.	537,697	10,519,157
HDFC Bank Ltd. sponsored ADR	41,600	2,542,176
Independent Bank Corp.	168,980	5,725,042
Independent Bank Group, Inc.	136,010	7,918,502
JPMorgan Chase & Co. (g)	4,641,298	1,043,363,790
KeyCorp	5,137,565	87,646,859
M&T Bank Corp.	1,350,743	232,476,378
National Bank of Greece SA	243,200	2,112,492
New York Community Bancorp, Inc. (c)	379,140	4,109,878
Nicolet Bankshares, Inc.	76,600	7,529,780
Orrstown Financial Services, Inc.	110,340	3,950,172
Pathward Financial, Inc.	327,406	22,532,081
Pinnacle Financial Partners, Inc.	53,370	5,314,051
Piraeus Financial Holdings SA	3,897,157	16,835,341
Plumas Bancorp	145,000	5,914,550
PNC Financial Services Group, Inc.	1,984,229	367,260,946
Popular, Inc.	30,970	3,174,425
Preferred Bank, Los Angeles (c)	27,178	2,251,697
QCR Holdings, Inc.	150,844	11,634,598
Signature Bank (c)(f)	30,400	57,760
Southern Missouri Bancorp, Inc.	97,000	5,609,510
Spar Nord Bank A/S	35,100	676,190
Sparebank 1 Oestlandet (c)	238,420	3,251,575
Sparebanken Nord-Norge	45,200	462,670
Synovus Financial Corp.	422,450	19,483,394
The Bank of NT Butterfield & Son Ltd.	49,522	1,894,217
Truist Financial Corp.	310,086	13,786,424
U.S. Bancorp	6,733,279	318,012,767
UMB Financial Corp.	191,758	19,864,211
Union Bankshares, Inc.	49,212	1,279,512
United Community Bank, Inc.	794,518	24,208,963
Univest Corp. of Pennsylvania	642,295	18,279,716
Washington Trust Bancorp, Inc.	121,300	3,978,640
Webster Financial Corp.	1,077,681	51,114,410
Wells Fargo & Co. (g)	20,968,572	1,226,032,405
West Bancorp., Inc.	128,100	2,555,595
Westamerica Bancorp.	57,861	2,996,621
Western Alliance Bancorp.	127,120	10,383,162
Wintrust Financial Corp.	256,340	27,889,792
		5,019,290,574
Capital Markets - 1.4%
3i Group PLC	184,200	7,737,258
Affiliated Managers Group, Inc.	7,927	1,377,950
Ameriprise Financial, Inc.	4,178	1,877,760
Antin Infrastructure Partners SA	208,726	2,888,686
Artisan Partners Asset Management, Inc. Class A,	148,824	6,189,590
Banca Generali SpA	238,520	10,636,045
Bank of New York Mellon Corp.	1,115,119	76,073,418
BlackRock, Inc.	321,228	289,686,623
Blue Owl Capital, Inc. Class A (c)	1,010,800	17,830,512
Carlyle Group LP	459,300	18,431,709
Cboe Global Markets, Inc.	241,328	49,568,771
Charles Schwab Corp.	738,328	48,065,153
CME Group, Inc.	105,203	22,696,495
Cohen & Steers, Inc. (c)	55,434	4,953,582
Coinbase Global, Inc. Class A (f)	7,771	1,424,891
Diamond Hill Investment Group, Inc.	6,244	986,739
Evercore, Inc. Class A	71,382	17,541,413
Federated Hermes, Inc. Class B	616,533	21,147,082
Goldman Sachs Group, Inc.	19,938	10,173,365
Hamilton Lane, Inc. Class A	79,545	12,157,658
Interactive Brokers Group, Inc.	130,262	16,789,469
Intercontinental Exchange, Inc.	689,656	111,413,927
KKR & Co., Inc. Class A	897,107	111,034,933
Lazard, Inc. Class A	443,067	22,202,087
London Stock Exchange Group PLC	218,203	29,453,609
LPL Financial	319,897	71,765,693
MarketAxess Holdings, Inc.	337,639	81,840,317
Moody's Corp.	36,200	17,656,188
Morgan Stanley	1,746,667	180,972,168
Morningstar, Inc.	1,255	393,781
MSCI, Inc.	7,200	4,180,248
Northern Trust Corp.	2,665,344	243,106,026
P10, Inc. Class A (c)	437,370	4,395,569
Patria Investments Ltd.	394,248	4,541,737
Perella Weinberg Partners Class A	686,090	13,413,060
Piper Sandler Cos.	33,410	9,110,907
PJT Partners, Inc. Class A (c)	93,140	11,502,790
Rathbone Brothers PLC	654,340	16,207,241
Raymond James Financial, Inc.	381,316	45,593,954
Robinhood Markets, Inc. (f)	320,191	6,442,243
S&P Global, Inc.	35,302	18,118,398
SEI Investments Co.	288,824	19,533,167
State Street Corp.	579,222	50,450,236
StepStone Group, Inc. Class A	568,937	31,120,854
Stifel Financial Corp.	778,154	68,586,494
Tradeweb Markets, Inc. Class A	205,821	24,336,275
UBS Group AG	1,302,545	40,066,284
Van Lanschot Kempen NV (Bearer)	5,800	266,070
Virtu Financial, Inc. Class A	725,848	22,290,792
Vontobel Holdings AG	27,634	1,813,984
		1,900,043,201
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	3,004,000	2,211,260
American Express Co.	58,461	15,120,938
Capital One Financial Corp.	54,838	8,057,347
Discover Financial Services	612,432	84,950,443
FirstCash Holdings, Inc.	505,389	60,692,165
NerdWallet, Inc. (f)	615,300	7,955,829
OneMain Holdings, Inc. (c)	906,333	44,781,914
SLM Corp.	477,929	10,543,114
Synchrony Financial	47,244	2,374,483
		236,687,493
Financial Services - 1.5%
Apollo Global Management, Inc.	1,153,572	133,502,888
AvidXchange Holdings, Inc. (f)	3,308,782	26,701,871
Berkshire Hathaway, Inc.:
Class A (f)	60	42,917,994
Class B (f)	1,030,088	490,239,481
BFF Bank SpA (b)	711,400	7,710,471
Block, Inc. Class A (f)	1,948,280	128,742,342
Cannae Holdings, Inc.	1,157,960	23,182,359
Cass Information Systems, Inc. (c)	23,159	1,006,027
Corebridge Financial, Inc.	249,800	7,384,088
Corpay, Inc. (f)	349,319	110,227,610
Equitable Holdings, Inc.	680,713	28,943,917
Essent Group Ltd.	510,915	32,846,725
Euronet Worldwide, Inc. (f)	24,235	2,615,199
EVERTEC, Inc.	1,236,305	42,343,446
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	63,120	12,464,306
Fidelity National Information Services, Inc.	77,657	6,402,820
Fiserv, Inc. (f)	441,778	77,134,439
Flywire Corp. (f)	1,105,210	20,015,353
Global Payments, Inc.	123,176	13,673,768
International Money Express, Inc. (c)(f)	75,642	1,372,902
Jackson Financial, Inc.	198,262	17,837,632
MasterCard, Inc. Class A	121,872	58,905,612
NMI Holdings, Inc. (f)	173,390	7,121,127
PayPal Holdings, Inc. (f)	946,736	68,572,088
Radian Group, Inc. (c)	115,920	4,190,508
Sezzle, Inc. (c)	6,301	858,385
UWM Holdings Corp. Class A (c)	2,129,497	20,017,272
Visa, Inc. Class A	1,793,732	495,733,713
Voya Financial, Inc.	470,812	33,347,614
Walker & Dunlop, Inc. (c)	46,900	5,021,114
WEX, Inc. (f)	207,800	39,693,956
Zenkoku Hosho Co. Ltd.	97,000	3,902,162
		1,964,629,189
Insurance - 1.5%
Allstate Corp.	55,265	10,441,769
American Financial Group, Inc.	272,133	36,362,411
Aon PLC	85,412	29,357,813
Arthur J. Gallagher & Co.	341,229	99,833,369
ASR Nederland NV	126,100	6,168,049
Assurant, Inc.	140,767	27,639,600
Assured Guaranty Ltd.	13,834	1,107,827
Axis Capital Holdings Ltd.	28,717	2,293,914
Brown & Brown, Inc.	5,588	587,466
Chubb Ltd.	1,641,969	466,614,750
Cincinnati Financial Corp.	84,049	11,517,234
CNO Financial Group, Inc.	63,665	2,223,182
Direct Line Insurance Group PLC	8,555,234	21,370,090
Erie Indemnity Co. Class A	54,110	27,500,325
Everest Re Group Ltd.	119,737	46,965,641
F&G Annuities & Life, Inc.	14,700	671,643
Fairfax Financial Holdings Ltd. (sub. vtg.)	36,926	44,579,175
First American Financial Corp.	121,111	7,726,882
Globe Life, Inc.	295,331	31,024,522
Goosehead Insurance Class A (c)(f)	51,327	4,328,919
Grupo Catalana Occidente SA	68,340	3,014,167
Hartford Financial Services Group, Inc.	762,469	88,522,651
Kemper Corp.	7,099	443,758
Kinsale Capital Group, Inc.	47,759	23,453,967
Lincoln National Corp.	356,162	11,432,800
Loews Corp.	184,263	15,098,510
Marsh & McLennan Companies, Inc.	495,334	112,693,438
MetLife, Inc.	173,430	13,437,356
NN Group NV	153,459	7,513,071
Primerica, Inc.	243,334	64,052,809
Principal Financial Group, Inc.	18,411	1,499,024
Progressive Corp.	277,146	69,896,221
Prudential Financial, Inc.	23,656	2,866,161
Prudential PLC	649,761	5,593,717
Reinsurance Group of America, Inc. (c)	292,590	64,592,168
RLI Corp.	87,132	13,427,041
Selective Insurance Group, Inc.	464,404	42,251,476
Stewart Information Services Corp.	177,700	13,133,807
Talanx AG	28,541	2,456,107
The Baldwin Insurance Group, Inc. Class A, (f)	1,726,980	80,978,092
The Travelers Companies, Inc.	1,326,065	302,435,645
TWFG, Inc. Class A (c)	359,100	10,295,397
Universal Insurance Holdings, Inc.	55,142	1,179,487
Unum Group	1,234,725	68,514,890
White Mountains Insurance Group Ltd. (c)	3,500	6,454,840
Willis Towers Watson PLC	480,383	140,324,678
		2,043,875,859
TOTAL FINANCIALS		11,164,526,316
HEALTH CARE - 6.4%
Biotechnology - 0.8%
AbbVie, Inc.	382,092	75,008,481
Alkermes PLC (f)	176,231	5,013,772
Alnylam Pharmaceuticals, Inc. (f)	279,600	73,448,124
Amgen, Inc.	22,152	7,395,002
AnaptysBio, Inc. (f)	146,860	5,593,897
Apellis Pharmaceuticals, Inc. (f)	86,700	3,372,630
Apogee Therapeutics, Inc. (c)(f)	91,180	4,665,681
Arcellx, Inc. (c)(f)	77,030	5,295,042
Arcus Biosciences, Inc. (f)	245,800	4,208,096
Argenx SE ADR (f)	124,300	64,302,876
Arrowhead Pharmaceuticals, Inc. (f)	150,030	3,575,215
Ascendis Pharma A/S sponsored ADR (f)	132,000	18,275,400
Astria Therapeutics, Inc. (c)(f)	512,210	6,264,328
Autolus Therapeutics PLC ADR (c)(f)	879,930	3,458,125
Avidity Biosciences, Inc. (f)	419,000	18,436,000
Beam Therapeutics, Inc. (f)	188,600	5,031,848
Biogen, Inc. (f)	84,403	17,282,358
BioMarin Pharmaceutical, Inc. (f)	88,939	8,112,126
BioNTech SE ADR (f)	63,500	5,601,970
Blueprint Medicines Corp. (f)	438,838	41,926,583
Cargo Therapeutics, Inc. (c)	406,000	7,657,160
Celldex Therapeutics, Inc. (c)(f)	394,079	16,287,285
Cogent Biosciences, Inc. (f)	402,460	4,322,420
Crinetics Pharmaceuticals, Inc. (c)(f)	107,580	5,708,195
Cytokinetics, Inc. (f)	754,100	43,044,028
Day One Biopharmaceuticals, Inc. (f)	187,720	2,598,045
Dianthus Therapeutics, Inc. (c)(f)	54,970	1,584,785
Dyne Therapeutics, Inc. (f)	333,570	15,374,241
Essex Bio-Technology Ltd.	177,000	53,342
Exact Sciences Corp. (f)	861,864	53,168,390
Exelixis, Inc. (f)	370,878	9,653,954
Gilead Sciences, Inc.	876,568	69,248,872
Immunocore Holdings PLC ADR (f)	160,000	5,740,800
Incyte Corp. (f)	143,575	9,427,135
Insmed, Inc. (f)	206,650	15,802,526
Intellia Therapeutics, Inc. (f)	180,600	4,052,664
Janux Therapeutics, Inc. (f)	42,920	2,016,382
Keros Therapeutics, Inc. (f)	285,310	12,938,809
Legend Biotech Corp. ADR (f)	950,000	54,672,500
Madrigal Pharmaceuticals, Inc. (c)(f)	55,380	13,686,059
Merus BV (c)(f)	606,719	30,936,602
Moonlake Immunotherapeutics Class A (c)(f)	80,070	3,746,475
Natera, Inc. (f)	183,100	21,653,406
Neurocrine Biosciences, Inc. (f)	8,070	1,025,374
Poseida Therapeutics, Inc. (f)	12,038	34,429
PTC Therapeutics, Inc. (f)	196,400	6,936,848
Regeneron Pharmaceuticals, Inc. (f)	115,517	136,851,835
Repligen Corp. (f)	99,800	15,062,814
Sarepta Therapeutics, Inc. (f)	125,100	16,986,078
Spyre Therapeutics, Inc. (c)(f)	141,060	4,055,475
United Therapeutics Corp. (f)	126,804	46,099,594
Vaxcyte, Inc. (f)	952,400	76,915,824
Viridian Therapeutics, Inc. (c)(f)	263,550	3,868,914
Xenon Pharmaceuticals, Inc. (c)(f)	628,705	25,361,960
Zentalis Pharmaceuticals, Inc. (c)(f)	343,630	1,192,396
		1,114,033,170
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	753,581	85,358,120
Atricure, Inc. (f)	164,700	4,316,787
Baxter International, Inc.	103,721	3,935,175
Becton, Dickinson & Co.	190,365	46,146,380
Boston Scientific Corp. (f)	6,491,594	530,947,473
Dentsply Sirona, Inc.	1,094,740	27,685,975
DexCom, Inc. (f)	60,000	4,160,400
Edwards Lifesciences Corp. (f)	124,104	8,682,316
GE Healthcare Technologies, Inc.	93,383	7,920,746
Glaukos Corp. (f)	475,380	63,648,628
Haemonetics Corp. (f)	114,498	8,653,759
Hologic, Inc. (f)	65,732	5,340,068
InBody Co. Ltd.	31,800	612,238
Inspire Medical Systems, Inc. (f)	277,840	49,961,189
Insulet Corp. (f)	378,000	76,647,060
Integra LifeSciences Holdings Corp. (f)	142,776	2,904,064
Intuitive Surgical, Inc. (f)	94,000	46,307,220
iRhythm Technologies, Inc. (f)	60,250	4,270,520
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (c)	437,965	13,213,404
Lantheus Holdings, Inc. (f)	166,300	17,705,961
LeMaitre Vascular, Inc. (c)	32,435	2,928,556
Masimo Corp. (c)(f)	464,300	54,564,536
Medtronic PLC	168,924	14,963,288
Merit Medical Systems, Inc. (f)	200,300	19,365,004
Penumbra, Inc. (f)	642,900	130,071,528
Pulmonx Corp. (f)	719,300	5,265,276
RxSight, Inc. (f)	146,600	8,266,774
Solventum Corp.	283,463	18,172,813
Stryker Corp.	324,720	117,035,582
Tandem Diabetes Care, Inc. (c)(f)	289,000	12,571,500
Teleflex, Inc.	7,709	1,890,016
TransMedics Group, Inc. (f)	59,350	9,974,361
Utah Medical Products, Inc.	12,973	882,034
Value Added Technology Co. Ltd.	80,700	1,448,107
Vieworks Co. Ltd.	119,600	2,356,285
ViewRay, Inc. (c)(f)	788,420	1
Zimmer Biomet Holdings, Inc.	84,985	9,812,368
		1,417,985,512
Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc. (f)	222,860	18,258,920
Addus HomeCare Corp. (f)	45,400	6,038,654
agilon health, Inc. (f)	3,295,500	13,445,640
AMN Healthcare Services, Inc. (f)	630,053	33,411,711
Cardinal Health, Inc.	521,884	58,826,764
Cencora, Inc.	7,922	1,897,874
Centene Corp. (f)	4,031,075	317,769,642
Chemed Corp.	35,577	20,854,170
Cigna Group	1,655,149	598,849,460
Corvel Corp. (f)	19,655	6,303,948
CVS Health Corp.	3,808,592	218,003,806
Elevance Health, Inc.	412,923	229,952,689
Guardant Health, Inc. (f)	263,571	6,742,146
Henry Schein, Inc. (f)	291,200	20,544,160
Humana, Inc.	314,700	111,551,709
Labcorp Holdings, Inc.	123,420	28,373,024
LifeStance Health Group, Inc. (f)	3,083,880	19,459,283
McKesson Corp.	330,905	185,664,177
National Research Corp. Class A	31,418	716,330
Owens & Minor, Inc. (f)	1,250,390	19,431,061
Pennant Group, Inc. (f)	191,210	6,550,855
Privia Health Group, Inc. (f)	1,600,000	32,224,000
Quest Diagnostics, Inc.	72,500	11,380,325
Sinopharm Group Co. Ltd. (H Shares)	4,015,200	9,361,145
Surgery Partners, Inc. (f)	1,915,700	61,206,615
Tenet Healthcare Corp. (f)	75,920	12,590,573
The Ensign Group, Inc.	115,885	17,540,354
UnitedHealth Group, Inc.	1,806,780	1,066,361,556
Universal Health Services, Inc. Class B	244,153	58,101,089
		3,191,411,680
Health Care Technology - 0.1%
Doximity, Inc. Class A (f)	265,024	9,747,583
Evolent Health, Inc. Class A (f)	499,210	15,964,736
HealthStream, Inc.	51,904	1,507,292
Phreesia, Inc. (f)	750,000	19,282,500
Simulations Plus, Inc. (c)	32,074	1,162,683
Veeva Systems, Inc. Class A (f)	120,000	25,972,800
		73,637,594
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. Class A (f)	1,392,442	32,513,521
Agilent Technologies, Inc.	27,693	3,957,884
Bio-Rad Laboratories, Inc. Class A (f)	10,355	3,492,949
Bruker Corp.	779,627	52,383,138
Danaher Corp.	892,995	240,492,483
Fortrea Holdings, Inc. (f)	103,600	2,389,016
ICON PLC (f)	61,560	19,826,014
Illumina, Inc. (f)	108,569	14,265,967
IQVIA Holdings, Inc. (f)	154,780	38,934,909
Medpace Holdings, Inc. (f)	69,722	24,770,135
QIAGEN NV	105,171	4,807,366
Thermo Fisher Scientific, Inc.	175,096	107,696,297
West Pharmaceutical Services, Inc.	22,000	6,899,860
		552,429,539
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (f)	399,430	10,449,089
AstraZeneca PLC:
(United Kingdom)	265,000	46,445,394
sponsored ADR	2,724,620	238,731,204
Axsome Therapeutics, Inc. (c)(f)	76,110	6,763,135
Bristol-Myers Squibb Co.	6,350,290	317,196,986
Corcept Therapeutics, Inc. (c)(f)	184,963	6,529,194
Dawnrays Pharmaceutical Holdings Ltd.	2,378,000	341,553
Elanco Animal Health, Inc. (f)	188,389	2,914,378
Eli Lilly & Co. (g)	419,700	402,920,394
Enliven Therapeutics, Inc. (c)(f)	160,470	3,511,084
Faes Farma SA	112,111	460,391
Galderma Group AG	323,710	31,340,901
Genomma Lab Internacional SA de CV	973,800	937,494
GSK PLC sponsored ADR	2,518,227	110,575,348
Hypera SA (f)	1,398,500	7,081,892
Jazz Pharmaceuticals PLC (f)	24,449	2,835,595
Johnson & Johnson	1,945,062	322,607,983
Merck & Co., Inc.	1,550,000	183,597,500
Organon & Co. (c)	160,443	3,585,901
Pfizer, Inc.	1,510,755	43,827,003
Prestige Consumer Healthcare, Inc. (f)	104,162	7,774,652
Roche Holding AG (participation certificate)	244,646	82,817,761
Royalty Pharma PLC Class A	995,200	28,890,656
Sanofi SA sponsored ADR	2,186,100	122,989,986
Structure Therapeutics, Inc. ADR (c)(f)	72,210	2,753,367
Supernus Pharmaceuticals, Inc. (f)	114,688	4,032,430
UCB SA	1,007,400	182,293,040
		2,174,204,311
TOTAL HEALTH CARE		8,523,701,806
INDUSTRIALS - 6.5%
Aerospace & Defense - 2.1%
AerSale Corp. (f)	346,030	1,761,293
Airbus Group NV	507,098	77,897,607
Bombardier, Inc. Class B (sub. vtg.) (f)	469,200	32,225,839
Cadre Holdings, Inc.	502,370	18,210,913
Curtiss-Wright Corp.	57,330	18,108,254
Embraer SA sponsored ADR (f)(g)	485,900	16,146,457
General Dynamics Corp.	153,192	45,859,557
General Electric Co. (g)	5,387,991	940,850,988
HEICO Corp. Class A	99,646	19,938,168
Howmet Aerospace, Inc.	819,294	79,192,958
Huntington Ingalls Industries, Inc.	237,431	67,138,364
Kratos Defense & Security Solutions, Inc. (c)(f)	1,004,210	23,036,577
L3Harris Technologies, Inc.	393,982	93,243,720
Lockheed Martin Corp.	512,685	291,256,349
Northrop Grumman Corp.	454,065	237,571,349
Rolls-Royce Holdings PLC (f)	3,310,900	21,707,575
RTX Corp.	536,297	66,146,872
Spirit AeroSystems Holdings, Inc. Class A (f)	2,078,365	73,179,232
Textron, Inc.	338,298	30,852,778
The Boeing Co. (f)	2,558,912	444,585,371
TransDigm Group, Inc.	69,500	95,438,095
V2X, Inc. (f)	476,306	26,982,735
Woodward, Inc.	126,832	21,136,553
		2,742,467,604
Air Freight & Logistics - 0.3%
AZ-Com Maruwa Holdings, Inc.	555,900	4,213,265
C.H. Robinson Worldwide, Inc.	347,232	35,941,984
DHL Group	874,900	37,975,559
FedEx Corp.	615,432	183,872,619
Forward Air Corp. (c)	49,980	1,587,865
Logista Integral SA	237,900	7,310,696
Radiant Logistics, Inc. (c)(f)	326,750	2,081,398
United Parcel Service, Inc. Class B	1,203,260	154,679,073
		427,662,459
Building Products - 0.4%
A.O. Smith Corp.	309,405	25,903,387
AAON, Inc.	45,360	4,332,334
Allegion PLC	74,289	10,314,285
Armstrong World Industries, Inc.	132,642	16,813,700
AZZ, Inc.	240,700	20,019,019
Builders FirstSource, Inc. (f)	107,193	18,651,582
Carlisle Companies, Inc.	8,386	3,553,987
Fortune Brands Innovations, Inc.	264,705	21,020,224
Gibraltar Industries, Inc. (f)	232,283	16,183,157
Hayward Holdings, Inc. (f)	1,470,000	21,814,800
Inwido AB	67,800	1,181,261
Janus International Group, Inc. (f)	1,229,890	13,516,491
Johnson Controls International PLC	953,999	69,498,827
Lennox International, Inc. (c)	2,701	1,594,103
MasterBrand, Inc. (f)	266,104	4,268,308
Nihon Dengi Co. Ltd.	38,500	1,509,029
Nihon Flush Co. Ltd.	97,378	614,816
Owens Corning	85,730	14,465,223
Simpson Manufacturing Co. Ltd.	108,900	19,935,234
Tecnoglass, Inc. (c)	273,109	16,924,565
The AZEK Co., Inc. Class A, (f)	78,610	3,351,144
Trane Technologies PLC	552,204	199,710,099
Trex Co., Inc. (f)	254,700	16,234,578
UFP Industries, Inc.	171,900	20,915,073
		542,325,226
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (f)	873,020	16,334,204
Brady Corp. Class A	446,619	33,067,671
Cintas Corp.	25,648	20,649,718
CoreCivic, Inc. (f)	270,900	3,733,002
Ennis, Inc.	54,318	1,298,743
GFL Environmental, Inc.	782,500	33,909,398
MSA Safety, Inc.	9,069	1,656,271
Prestige International, Inc.	528,310	2,818,810
Republic Services, Inc.	125,824	26,197,815
Takkt AG	305,578	3,533,241
Tetra Tech, Inc.	86,872	20,652,949
The Brink's Co.	564,655	62,637,179
Veralto Corp.	111,833	12,573,384
Vestis Corp.	296,964	4,178,283
VSE Corp.	195,850	18,219,926
Waste Management, Inc.	18,329	3,886,481
		265,347,075
Construction & Engineering - 0.2%
Bowman Consulting Group Ltd. (c)(f)	221,420	5,314,080
Centuri Holdings, Inc. (c)	236,310	4,040,901
Comfort Systems U.S.A., Inc.	130,474	46,125,168
Construction Partners, Inc. Class A (f)	98,510	6,499,690
EMCOR Group, Inc.	197,060	77,456,404
IES Holdings, Inc. (f)	176,587	32,938,773
Norconsult A/S	234,600	781,952
Quanta Services, Inc.	167,200	46,001,736
Raiznext Corp.	206,100	2,406,544
Sterling Construction Co., Inc. (f)	150,610	18,002,413
Valmont Industries, Inc.	61,116	17,464,508
Willscot Holdings Corp. (f)	476,100	18,348,894
		275,381,063
Electrical Equipment - 0.8%
Acuity Brands, Inc.	214,557	54,647,668
Allient, Inc.	107,800	2,289,672
AMETEK, Inc.	789,569	135,055,777
AQ Group AB	767,500	9,661,581
Atkore, Inc.	25,720	2,400,448
Eaton Corp. PLC	405,036	124,317,699
Emerson Electric Co.	176,293	18,579,519
EnerSys	20,864	2,114,149
Fluence Energy, Inc. Class A (c)(f)	184,510	3,389,449
GE Vernova LLC (g)	1,727,692	347,266,092
GrafTech International Ltd. (c)(f)	1,341,000	919,658
Hubbell, Inc. (g)	73,760	29,498,099
Nextracker, Inc. Class A (f)	150,870	6,135,883
nVent Electric PLC	283,400	19,259,864
Powell Industries, Inc. (c)	19,172	3,210,160
Regal Rexnord Corp.	893,234	149,893,598
Sensata Technologies PLC	187,000	7,208,850
Vertiv Holdings Co.	1,242,693	103,180,800
Vertiv Holdings LLC (d)	58,181	4,830,768
Vestas Wind Systems A/S (f)	791,800	18,091,031
		1,041,950,765
Ground Transportation - 0.3%
ArcBest Corp.	73,060	7,766,278
CSX Corp.	2,397,787	82,172,160
Knight-Swift Transportation Holdings, Inc.	748,885	39,226,596
Landstar System, Inc.	83,739	15,287,392
Lyft, Inc. (f)	139,355	1,626,273
Norfolk Southern Corp.	84,854	21,736,201
Old Dominion Freight Lines, Inc.	426,400	82,209,920
Proficient Auto Logistics, Inc.	737,600	14,029,152
Stef SA	52,034	8,305,655
Uber Technologies, Inc. (f)	401,400	29,354,382
Union Pacific Corp.	433,291	110,961,492
Universal Logistics Holdings, Inc.	302,840	12,801,047
XPO, Inc. (f)	196,600	22,534,292
		448,010,840
Industrial Conglomerates - 0.2%
3M Co.	197,208	26,561,946
DCC PLC (United Kingdom)	249,400	17,539,607
Honeywell International, Inc.	15,182	3,156,490
Metlen Energy & Metals SA	87,400	3,288,671
Siemens AG	873,600	164,328,956
		214,875,670
Machinery - 1.2%
Allison Transmission Holdings, Inc.	584,588	54,220,537
Beijer Alma AB (B Shares)	207,320	4,189,527
Caterpillar, Inc.	325,818	116,023,790
Chart Industries, Inc. (c)(f)	195,500	23,929,200
CNH Industrial NV Class A	486,308	5,028,425
Columbus McKinnon Corp. (NY Shares)	240,320	8,221,347
Crane Co.	343,861	54,460,705
Cummins, Inc.	203,541	63,677,802
Daiwa Industries Ltd.	325,400	3,254,223
Deere & Co.	700,500	270,210,870
Donaldson Co., Inc.	357,215	25,980,247
Dover Corp.	581,200	108,120,636
EnPro Industries, Inc.	101,470	16,319,420
ESAB Corp.	297,136	31,190,366
Estic Corp.	18,000	103,796
Flowserve Corp.	160,072	7,984,391
Fortive Corp.	1,204,059	89,581,990
Gates Industrial Corp. PLC (f)	395,704	7,185,985
Graco, Inc.	366,177	30,520,853
Hillenbrand, Inc.	663,800	21,878,848
Hy-Lok Corp.	76,816	1,550,713
Ingersoll Rand, Inc.	1,290,100	117,979,645
ITT, Inc.	254,838	35,478,546
JOST Werke AG (b)	89,100	3,964,268
Kadant, Inc. (c)	24,576	7,892,091
Lincoln Electric Holdings, Inc.	124,092	24,025,452
Miller Industries, Inc.	130,600	7,928,726
Mueller Industries, Inc. (c)	238,325	17,328,611
Nordson Corp.	33,100	8,492,136
NORMA Group AG	85,768	1,399,365
Oshkosh Corp.	156,657	16,904,857
Otis Worldwide Corp.	139,504	13,209,634
PACCAR, Inc.	123,808	11,907,853
Parker Hannifin Corp.	274,119	164,526,224
Pentair PLC	1,232,100	109,274,949
REV Group, Inc.	287,912	9,167,118
Snap-On, Inc.	114,503	32,489,081
Standex International Corp.	24,981	4,462,856
Stanley Black & Decker, Inc.	89,947	9,206,975
Terex Corp.	374,290	21,248,443
Timken Co. (c)	248,110	20,972,738
Watts Water Technologies, Inc. Class A	57,452	11,300,808
Westinghouse Air Brake Tech Co.	215,014	36,459,924
Xylem, Inc.	10,755	1,479,135
		1,630,733,106
Marine Transportation - 0.0%
Kirby Corp. (f)	219,200	26,286,464
Matson, Inc.	10,183	1,408,309
		27,694,773
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	356,600	15,151,934
Jet2 PLC	387,777	7,511,696
Ryanair Holdings PLC sponsored ADR (c)	49,500	5,517,270
SkyWest, Inc. (f)	57,673	4,471,964
		32,652,864
Professional Services - 0.5%
Altech Corp.	59,000	1,075,149
Automatic Data Processing, Inc.	20,500	5,656,155
Barrett Business Services, Inc.	189,546	6,920,324
CACI International, Inc. (f)	122,327	59,710,255
CBIZ, Inc. (f)	31,690	2,332,384
Concentrix Corp. (c)	269,650	20,285,770
CRA International, Inc.	54,646	9,213,316
Creek & River Co. Ltd. (c)	20,500	207,538
Dun & Bradstreet Holdings, Inc.	2,518,905	30,226,860
E-Credible Co. Ltd.	47,700	454,720
Equifax, Inc.	30,000	9,213,900
ExlService Holdings, Inc. (f)	270,592	9,887,432
Exponent, Inc.	109,822	11,890,428
Franklin Covey Co. (f)	24,788	997,965
Genpact Ltd.	3,160,329	123,979,707
ICF International, Inc.	139,300	23,090,368
KBR, Inc.	722,450	50,109,132
Kforce, Inc.	367,303	24,091,404
Leidos Holdings, Inc.	98,945	15,683,772
Maximus, Inc.	1,221,852	112,728,066
Multiconsult A/S (b)	45,600	788,976
Parsons Corp. (f)	24,225	2,312,519
Paycom Software, Inc.	104,239	16,968,024
Paylocity Holding Corp. (f)	94,100	15,187,740
Quick Co. Ltd.	180,800	2,699,818
Robert Half, Inc. (c)	226,784	14,212,553
Science Applications International Corp.	319,078	41,668,396
SS&C Technologies Holdings, Inc.	336,402	25,260,426
TrueBlue, Inc. (f)	285,980	2,279,261
Verra Mobility Corp. Class A (f)	332,189	9,171,738
WDB Holdings Co. Ltd.	22,900	274,443
Will Group, Inc.	187,400	1,217,799
Wilmington PLC	114,400	576,927
WNS Holdings Ltd. (c)	351,125	20,786,600
		671,159,865
Trading Companies & Distributors - 0.3%
AerCap Holdings NV	79,600	7,754,632
Alligo AB (B Shares)	43,100	585,961
Applied Industrial Technologies, Inc.	232,555	47,701,682
Beacon Roofing Supply, Inc. (f)	425,299	38,532,089
Boise Cascade Co.	28,921	3,922,266
Bossard Holding AG Series A	4,612	1,180,060
Chori Co. Ltd.	60,900	1,489,278
Core & Main, Inc. Class A (f)	1,071,144	51,447,046
DXP Enterprises, Inc. (f)	49,870	2,742,850
Ferguson Enterprises, Inc.	36,800	7,570,128
FTAI Aviation Ltd.	181,130	23,150,225
Global Industrial Co.	231,711	7,762,319
GMS, Inc. (f)	191,733	16,640,507
Green Cross Co. Ltd.	28,900	242,761
Itochu Corp.	269,400	14,200,673
Kamei Corp.	153,600	2,214,849
Mitani Shoji Co. Ltd.	279,400	3,163,055
Momentum Group Komponenter & Tjanster AB	166,800	2,680,314
MSC Industrial Direct Co., Inc. Class A	97,332	8,004,584
RS GROUP PLC	1,593,991	16,391,231
Rush Enterprises, Inc. Class A	356,380	18,781,226
Totech Corp.	98,000	1,662,494
Watsco, Inc. (c)	131,660	62,593,797
WESCO International, Inc.	109,600	18,125,648
Xometry, Inc. Class A (c)(f)	252,890	4,966,760
		363,506,435
Transportation Infrastructure - 0.0%
Qingdao Port International Co. Ltd. (H Shares) (b)	4,142,814	2,985,793
TOTAL INDUSTRIALS		8,686,753,538
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 0.3%
Ciena Corp. (f)	1,217,473	70,187,318
Cisco Systems, Inc.	5,427,889	274,325,510
Extreme Networks, Inc. (f)	442,754	6,973,376
Juniper Networks, Inc.	669,380	26,025,494
Lumentum Holdings, Inc. (f)	716,693	41,288,684
NetScout Systems, Inc. (f)	134,677	2,892,862
		421,693,244
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries, Inc.	237,150	25,159,244
Arrow Electronics, Inc. (f)	17,603	2,377,813
Avnet, Inc.	321,313	17,730,051
Badger Meter, Inc. (c)	63,667	13,175,249
Bel Fuse, Inc. Class B (non-vtg.)	21,679	1,470,487
Belden, Inc.	384,196	41,216,547
CDW Corp.	53,600	12,094,304
Cognex Corp.	353,141	14,259,834
Crane NXT Co. (c)	553,759	32,533,341
CTS Corp.	64,036	3,153,773
Daiwabo Holdings Co. Ltd.	262,260	4,943,275
ePlus, Inc. (f)	189,180	18,153,713
Fabrinet (f)	159,948	38,971,330
Flex Ltd. (f)	425,500	13,824,495
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,268,000	30,387,986
Insight Enterprises, Inc. (c)(f)	340,146	73,835,492
IPG Photonics Corp. (f)	64,131	4,384,636
Itron, Inc. (f)	50,652	5,177,647
Jabil, Inc.	259,400	28,347,232
Kingboard Chemical Holdings Ltd.	707,000	1,441,599
Makus, Inc.	287,084	2,028,415
Maruwa Ceramic Co. Ltd.	15,500	4,097,921
Methode Electronics, Inc.	362,428	3,776,500
Napco Security Technologies, Inc.	222,100	10,300,998
Novanta, Inc. (f)	25,666	4,704,064
PC Connection, Inc.	24,508	1,791,045
Redington (India) Ltd.	1,194,288	2,875,494
Riken Keiki Co. Ltd.	36,400	1,029,578
Sanmina Corp. (f)	250,703	17,393,774
TD SYNNEX Corp.	313,700	38,089,454
Thinking Electronic Industries Co. Ltd.	202,000	1,086,941
Trimble, Inc. (f)	215,410	12,211,593
Vishay Precision Group, Inc. (f)	354,063	9,775,679
Vontier Corp.	758,740	26,578,662
		518,378,166
IT Services - 0.5%
Accenture PLC Class A	37,613	12,861,765
Amdocs Ltd.	1,960,461	170,501,293
ASGN, Inc. (f)	620,896	59,705,359
Avant Group Corp.	185,100	2,320,872
Capgemini SA	578,800	119,906,324
Cognizant Technology Solutions Corp. Class A	822,300	63,950,271
DTS Corp.	112,300	3,164,895
EPAM Systems, Inc. (f)	255,400	51,274,104
Future Corp.	28,200	341,625
Hackett Group, Inc.	53,773	1,424,985
IBM Corp.	127,335	25,738,224
Kyndryl Holdings, Inc. (f)	104,377	2,472,691
MongoDB, Inc. Class A (f)	185,900	54,057,861
Okta, Inc. Class A (f)	184,677	14,539,620
Perficient, Inc. (f)	45,830	3,445,041
Sopra Steria Group	60,380	11,646,837
TDC Soft, Inc.	373,600	3,084,583
Twilio, Inc. Class A (f)	1,299,437	81,552,666
		681,989,016
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (f)	565,338	83,986,613
AEHR Test Systems (c)(f)	289,958	4,410,261
Alchip Technologies Ltd.	227,000	18,881,631
Allegro MicroSystems LLC (c)(f)	166,790	4,091,359
Analog Devices, Inc.	92,525	21,728,571
Applied Materials, Inc. (g)	287,116	56,636,502
ASML Holding NV (Netherlands)	152,600	137,619,877
Astera Labs, Inc.	422,800	18,205,768
Axcelis Technologies, Inc. (f)	67,264	7,353,973
BE Semiconductor Industries NV	109,643	14,277,286
Broadcom, Inc.	718,455	116,978,843
Cirrus Logic, Inc. (f)	218,241	31,795,531
Diodes, Inc. (f)	602,609	41,995,821
FormFactor, Inc. (f)	143,574	7,002,104
Ichor Holdings Ltd. (f)	221,962	6,880,822
Impinj, Inc. (f)	11,870	1,995,347
Intel Corp.	1,301,585	28,686,933
KLA Corp.	13,043	10,687,825
Lam Research Corp.	30,600	25,122,906
Lattice Semiconductor Corp. (f)	1,022,805	48,440,045
MACOM Technology Solutions Holdings, Inc. (f)	51,011	5,571,932
Marvell Technology, Inc.	1,949,711	148,645,967
Micron Technology, Inc.	2,358,372	226,969,721
MKS Instruments, Inc.	212,530	25,339,952
Nova Ltd. (c)(f)	37,400	8,360,770
NVE Corp. (c)	10,485	878,119
NVIDIA Corp. (g)	19,885,329	2,373,711,723
NXP Semiconductors NV	239,342	61,357,715
ON Semiconductor Corp. (f)	1,248,200	97,197,334
Onto Innovation, Inc. (f)	32,960	7,027,731
Photronics, Inc. (f)	135,818	3,512,253
Power Integrations, Inc. (c)	117,638	7,893,510
Qorvo, Inc. (f)	24,201	2,804,654
Qualcomm, Inc.	673,216	118,014,765
Renesas Electronics Corp.	3,028,400	52,722,870
Silicon Motion Tech Corp. sponsored ADR	49,860	3,169,600
Sitronix Technology Corp.	21,000	153,908
Skyworks Solutions, Inc.	191,988	21,039,965
SMART Global Holdings, Inc. (c)(f)	595,380	12,336,274
SolarEdge Technologies, Inc. (c)(f)	863,860	21,017,714
Sumco Corp.	525,320	5,997,394
Synaptics, Inc. (c)(f)	67,340	5,482,823
Taiwan Semiconductor Manufacturing Co. Ltd.	8,860,000	262,106,976
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	395,800	67,958,860
Teradyne, Inc.	217,500	29,738,775
Texas Instruments, Inc.	33,039	7,081,579
Topco Scientific Co. Ltd.	574,455	5,078,795
Ultra Clean Holdings, Inc. (f)	107,360	4,047,472
		4,271,997,169
Software - 3.8%
Adobe, Inc. (f)	713,335	409,746,757
Agilysys, Inc. (f)	38,960	4,406,376
Alarm.com Holdings, Inc. (f)	14,127	841,122
American Software, Inc. Class A	60,716	698,841
ANSYS, Inc. (f)	1,570	504,629
Autodesk, Inc. (f)	490,177	126,661,737
Bill Holdings, Inc. (f)	307,754	16,791,058
Blackbaud, Inc. (f)	147,145	12,301,322
BlackLine, Inc. (f)	529,630	26,243,167
CCC Intelligent Solutions Holdings, Inc. (d)(f)	134,385	1,448,670
Cellebrite DI Ltd. (f)	358,700	6,119,422
Clear Secure, Inc. (c)	221,613	6,734,819
CommVault Systems, Inc. (f)	94,722	14,719,799
Cresco Ltd.	607,200	5,382,935
Dassault Systemes SA	180,210	7,042,568
DocuSign, Inc. (f)	144,549	8,558,746
Dolby Laboratories, Inc. Class A	129,067	9,210,221
DoubleVerify Holdings, Inc. (f)	136,000	2,679,200
Dropbox, Inc. Class A (f)	727,261	18,283,342
Dynatrace, Inc. (f)	158,300	8,013,146
Elastic NV (f)	630,686	48,051,966
Envestnet, Inc. (f)	100	6,275
Five9, Inc. (f)	1,509,893	48,694,049
Gen Digital, Inc.	6,752,400	178,668,504
HubSpot, Inc. (f)	137,500	68,622,125
Informatica, Inc. Class A (f)	80,002	1,992,850
Intapp, Inc. (f)	74,890	3,459,918
Intuit, Inc. (g)	181,000	114,077,060
Manhattan Associates, Inc. (f)	133,564	35,318,329
Microsoft Corp.	7,191,102	2,999,696,288
MicroStrategy, Inc. Class A (c)(f)	9,300	1,231,506
Onestream, Inc.	44,000	1,364,000
Open Text Corp. (c)	567,700	18,064,214
Open Text Corp. (c)	242,700	7,722,314
Oracle Corp.	817,300	115,476,317
Pegasystems, Inc.	34,992	2,480,233
PROS Holdings, Inc. (f)	115,000	2,314,950
PTC, Inc. (f)	48,000	8,596,320
Qualys, Inc. (f)	79,803	9,988,942
Rapid7, Inc. (f)	637,430	24,101,228
RingCentral, Inc. Class A (f)	11,209	373,596
Sage Group PLC	1,733,600	23,017,810
Salesforce, Inc.	889,816	225,034,466
SAP SE sponsored ADR	670,055	147,217,784
ServiceNow, Inc. (f)	2,089	1,786,095
Smartsheet, Inc. Class A (f)	30,612	1,493,866
SolarWinds, Inc.	53,400	682,986
Synopsys, Inc. (f)	175,000	90,926,500
System Research Co. Ltd.	294,000	2,863,780
Telos Corp. (c)(f)	180,140	657,511
Tenable Holdings, Inc. (f)	1,898,158	78,355,962
Teradata Corp. (f)	476,448	13,454,892
Varonis Systems, Inc. (f)	256,790	14,534,314
Workday, Inc. Class A (f)	238,937	62,885,829
Workiva, Inc. Class A (f)	359,280	28,084,918
Zoom Video Communications, Inc. Class A (f)	259,594	17,932,754
		5,085,618,328
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	7,495,573	1,716,486,217
Dell Technologies, Inc. Class C	665,236	76,861,367
Hewlett Packard Enterprise Co.	249,457	4,831,982
HP, Inc.	29,946	1,083,446
MCJ Co. Ltd.	689,000	7,168,541
NetApp, Inc.	37,190	4,489,577
Samsung Electronics Co. Ltd.	548,400	30,465,072
Seagate Technology Holdings PLC	312,000	31,059,600
TSC Auto ID Technology Corp.	48,290	331,131
Western Digital Corp. (f)	160,116	10,502,008
Wiwynn Corp.	358,000	21,343,821
		1,904,622,762
TOTAL INFORMATION TECHNOLOGY		12,884,298,685
MATERIALS - 1.4%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	254,800	71,050,980
Aspen Aerogels, Inc. (f)	111,590	3,201,517
Avient Corp.	13,535	664,975
Axalta Coating Systems Ltd. (f)	1,702,859	62,154,354
Balchem Corp.	131,782	23,329,367
C. Uyemura & Co. Ltd.	81,800	5,981,545
Cabot Corp. (c)	230,700	24,248,877
Celanese Corp.	128,220	16,745,532
CF Industries Holdings, Inc.	1,178,793	97,945,910
Corteva, Inc.	466,500	26,730,450
Dow, Inc.	812,200	43,517,676
DuPont de Nemours, Inc.	247,983	20,892,568
Eastman Chemical Co.	5,734	586,990
Ecolab, Inc.	346,036	87,609,394
Element Solutions, Inc.	1,066,212	28,510,509
Hawkins, Inc.	52,337	6,629,528
Innospec, Inc.	50,967	5,874,456
International Flavors & Fragrances, Inc.	58,007	6,032,148
Linde PLC	335,277	160,346,225
LSB Industries, Inc. (f)	95,831	759,940
LyondellBasell Industries NV Class A	306,400	30,241,680
Minerals Technologies, Inc.	194,002	14,957,554
NewMarket Corp.	14,495	8,316,796
Nutrien Ltd. (c)	1,469,200	71,138,664
Olin Corp.	1,269,237	55,427,580
PPG Industries, Inc.	145,562	18,883,758
Quaker Chemical Corp. (c)	55,670	9,423,261
RPM International, Inc.	279,581	32,501,291
Scientex Bhd	1,277,100	1,208,966
Sherwin-Williams Co.	15,300	5,651,361
Soulbrain Co. Ltd.	32,240	5,712,936
The Chemours Co. LLC	1,816,990	35,322,286
Tronox Holdings PLC	2,586,666	36,032,257
		1,017,631,331
Construction Materials - 0.1%
CRH PLC	301,654	27,381,134
Eagle Materials, Inc.	244,727	63,078,384
Martin Marietta Materials, Inc.	42,500	22,701,800
RHI Magnesita NV	121,380	5,268,446
United States Lime & Minerals, Inc.	22,184	1,813,098
Vertex Corp.	34,500	522,491
Wienerberger AG	386,213	12,747,827
		133,513,180
Containers & Packaging - 0.2%
Aptargroup, Inc.	248,518	38,070,472
Avery Dennison Corp.	86,900	19,278,765
Berry Global Group, Inc.	26,913	1,853,229
Corticeira Amorim SGPS SA	224,580	2,229,292
Crown Holdings, Inc.	944,182	85,363,495
Graphic Packaging Holding Co.	1,774,590	53,113,479
Greif, Inc. Class A	187,200	11,703,744
International Paper Co.	511,900	24,786,198
Mayr-Melnhof Karton AG (c)	40,600	4,366,750
Packaging Corp. of America	87,632	18,362,409
Sealed Air Corp.	259,471	9,068,511
Silgan Holdings, Inc.	444,200	23,218,334
Sonoco Products Co.	41,029	2,321,011
		293,735,689
Metals & Mining - 0.3%
ATI, Inc. (f)	394,560	25,204,493
Carpenter Technology Corp.	51,490	7,454,207
Cleveland-Cliffs, Inc. (f)	521,000	6,804,260
Commercial Metals Co.	280,600	15,037,354
Constellium NV (f)	588,710	9,872,667
First Quantum Minerals Ltd.	11,981,801	150,878,316
Freeport-McMoRan, Inc. (g)	2,012,473	89,112,304
Hecla Mining Co.	208,976	1,239,228
Ivanhoe Electric, Inc. (c)(f)	632,300	4,464,038
Ivanhoe Mines Ltd. (f)	3,672,700	48,972,967
Newmont Corp.	63,170	3,372,646
Nucor Corp.	277,312	42,126,466
Royal Gold, Inc.	4,894	685,992
Steel Dynamics, Inc.	78,081	9,331,460
Warrior Metropolitan Coal, Inc.	249,290	15,283,970
Wheaton Precious Metals Corp.	250,900	15,508,129
Worthington Steel, Inc.	20,500	725,700
		446,074,197
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	138,021	13,394,938
Stella-Jones, Inc.	32,000	2,203,539
Sylvamo Corp. (c)	63,829	5,048,236
		20,646,713
TOTAL MATERIALS		1,911,601,110
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Agree Realty Corp.	245,600	17,931,256
Alexanders, Inc.	4,653	1,066,281
American Healthcare (REIT), Inc.	846,390	17,714,943
American Homes 4 Rent Class A	856,012	34,043,597
American Tower Corp.	444,299	99,549,634
Armada Hoffler Properties, Inc. Class A,	381,840	4,700,450
AvalonBay Communities, Inc.	1,431	323,020
Brixmor Property Group, Inc.	213,346	5,843,547
Camden Property Trust (SBI)	81,200	10,166,240
COPT Defense Properties (SBI)	40,400	1,203,516
Crown Castle, Inc.	1,783,810	199,822,396
CubeSmart	990,700	51,347,981
Digital Realty Trust, Inc.	178,900	27,123,029
Douglas Emmett, Inc. (c)	409,280	6,548,480
EPR Properties	20,102	954,242
Equinix, Inc.	66,038	55,099,466
Equity Lifestyle Properties, Inc.	20,100	1,461,471
Essex Property Trust, Inc.	53,800	16,236,302
Extra Space Storage, Inc.	25,012	4,427,124
Federal Realty Investment Trust (SBI)	249,500	28,692,500
First Industrial Realty Trust, Inc.	105,042	5,959,033
Four Corners Property Trust, Inc.	274,190	7,773,287
Gaming & Leisure Properties	33,287	1,731,590
Healthpeak Properties, Inc.	382,763	8,527,960
Invitation Homes, Inc.	1,448,635	53,367,713
Lamar Advertising Co. Class A	200,431	25,210,211
LXP Industrial Trust (REIT)	795,670	8,243,141
Mid-America Apartment Communities, Inc.	225,000	36,533,250
Omega Healthcare Investors, Inc.	247,900	9,801,966
Outfront Media, Inc.	305,490	5,208,605
Plymouth Industrial REIT, Inc.	1,245,130	29,808,412
Postal Realty Trust, Inc. Class A	186,260	2,698,907
Prologis, Inc.	380,800	48,673,856
Public Storage Operating Co.	207,321	71,260,374
Ryman Hospitality Properties, Inc.	139,700	14,523,212
SBA Communications Corp. Class A	1,517	343,843
Simon Property Group, Inc.	527,615	88,296,370
SITE Centers Corp.	342,527	20,671,504
STAG Industrial, Inc.	189,041	7,671,284
Sun Communities, Inc.	46,300	6,261,612
Tanger, Inc.	434,960	13,240,182
Terreno Realty Corp. (c)	447,600	30,902,304
Urban Edge Properties (c)	367,140	7,765,011
Ventas, Inc.	403,800	25,080,018
VICI Properties, Inc.	293,085	9,812,486
Welltower, Inc.	362,500	43,746,500
		1,167,368,106
Real Estate Management & Development - 0.1%
Arealink Co. Ltd.	173,000	1,963,246
CBRE Group, Inc. (f)	305,700	35,198,298
Compass, Inc. Class A (f)	876,200	4,494,906
CoStar Group, Inc. (f)	18,610	1,438,553
Cushman & Wakefield PLC (f)	844,502	10,978,526
Digitalbridge Group, Inc. Class A	288,800	3,607,112
Jones Lang LaSalle, Inc. (f)	155,827	39,771,725
LandBridge Co. LLC	150,350	5,568,964
Newmark Group, Inc. Class A	1,402,400	19,395,192
Robinsons Land Corp.	2,929,000	779,247
Savills PLC	382,500	5,897,439
The RMR Group, Inc. Class A	30,152	768,574
Zillow Group, Inc.:
Class A (f)	54,037	2,887,197
Class C (f)	55,483	3,068,210
		135,817,189
TOTAL REAL ESTATE		1,303,185,295
UTILITIES - 1.4%
Electric Utilities - 1.0%
Allete, Inc.	218,130	13,862,162
American Electric Power Co., Inc.	328,200	32,911,896
Constellation Energy Corp.	230,971	45,431,996
Duke Energy Corp.	311,575	35,503,971
Edison International	2,858,311	248,758,806
Entergy Corp.	371,100	44,788,059
Evergy, Inc.	158,372	9,366,120
Eversource Energy	620,420	41,896,963
Exelon Corp.	364,572	13,886,547
FirstEnergy Corp.	543,900	23,888,088
IDACORP, Inc.	145,830	14,861,535
Kansai Electric Power Co., Inc.	867,800	15,344,846
NextEra Energy, Inc.	2,000,422	161,053,975
NRG Energy, Inc.	333,601	28,359,421
OGE Energy Corp.	440,617	17,430,809
Otter Tail Corp. (c)	23,602	1,995,549
PG&E Corp.	19,806,562	390,189,271
Pinnacle West Capital Corp.	60,100	5,259,952
PPL Corp.	796,000	25,400,360
Southern Co. (g)	2,409,617	208,190,909
TXNM Energy, Inc.	272,300	11,158,854
Xcel Energy, Inc.	108,654	6,652,884
		1,396,192,973
Gas Utilities - 0.1%
Brookfield Infrastructure Corp. A Shares (c)	1,103,910	44,929,137
China Resource Gas Group Ltd.	268,900	906,931
New Jersey Resources Corp.	130,239	6,031,368
Southwest Gas Holdings, Inc.	47,330	3,441,838
UGI Corp.	475,935	11,855,541
		67,164,815
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (c)	52,913	1,507,491
Clearway Energy, Inc.:
Class A	29,800	800,726
Class C (c)	121,037	3,505,232
The AES Corp.	3,311,576	56,727,297
Vistra Corp.	396,375	33,862,316
		96,403,062
Multi-Utilities - 0.2%
Black Hills Corp.	67,605	3,996,808
CenterPoint Energy, Inc.	290,021	7,917,573
DTE Energy Co.	16,892	2,111,838
National Grid PLC	9,744,820	128,361,536
NiSource, Inc.	666,600	22,037,796
Public Service Enterprise Group, Inc.	397,462	32,095,057
Sempra	1,675,100	137,659,718
		334,180,326
Water Utilities - 0.0%
Consolidated Water Co., Inc. (c)	28,717	797,184
TOTAL UTILITIES		1,894,738,360
TOTAL COMMON STOCKS (Cost $46,795,778,109)		64,221,503,584

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. (Cost $121,748,954)	2,780,290	124,726,087

Nonconvertible Bonds - 0.6%
	Principal Amount (i)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
AT&T, Inc.:
1.7% 3/25/26	2,000,000	1,911,988
2.95% 7/15/26	3,870,000	3,763,407
Verizon Communications, Inc. 4.125% 3/16/27	1,820,000	1,805,665
		7,481,060
Media - 0.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	2,000,000	1,913,146
4.908% 7/23/25	703,000	700,682
COX Communications, Inc. 3.35% 9/15/26 (b)	2,000,000	1,945,007
Warnermedia Holdings, Inc.:
3.638% 3/15/25	3,000,000	2,971,459
3.755% 3/15/27	5,500,000	5,269,242
		12,799,536
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. 2.9% 11/15/26	2,000,000	1,928,218
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	3,000,000	2,865,734
2.25% 2/15/26	2,840,000	2,743,955
2.625% 4/15/26	3,000,000	2,906,777
3.5% 4/15/25	2,000,000	1,978,568
		12,423,252
TOTAL COMMUNICATION SERVICES		32,703,848
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.2017% 4/1/25 (b)(j)(k)	1,000,000	1,002,290
4.65% 8/13/26 (b)	3,084,000	3,096,468
General Motors Financial Co., Inc.:
1.2% 10/15/24	3,000,000	2,984,545
1.25% 1/8/26	1,610,000	1,536,183
1.5% 6/10/26	2,000,000	1,889,972
4.35% 4/9/25	3,000,000	2,984,146
5% 4/9/27	1,800,000	1,815,579
5.4% 5/8/27	3,000,000	3,054,918
Hyundai Capital America:
1.5% 6/15/26 (b)	2,000,000	1,887,738
2.75% 9/27/26 (b)	2,000,000	1,920,225
5.5% 3/30/26 (b)	2,000,000	2,019,872
5.65% 6/26/26 (b)	2,500,000	2,536,585
5.8% 6/26/25 (b)	2,000,000	2,011,302
5.95% 9/21/26 (b)	4,000,000	4,091,784
Mercedes-Benz Finance North America LLC:
4.75% 8/1/27 (b)	4,500,000	4,543,702
4.8% 1/11/27 (b)	1,900,000	1,919,101
4.95% 3/30/25 (b)	2,500,000	2,499,072
5.5% 11/27/24 (b)	1,000,000	1,000,292
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)	3,000,000	2,872,493
3.2% 9/26/26 (b)	3,000,000	2,910,113
3.95% 6/6/25 (b)	3,000,000	2,972,238
4.625% 11/13/25 (b)	1,490,000	1,484,667
5.7% 9/12/26 (b)	3,550,000	3,613,328
6% 11/16/26 (b)	3,900,000	4,002,245
		60,648,858
Specialty Retail - 0.0%
AutoZone, Inc.:
3.125% 4/21/26	1,500,000	1,464,254
3.625% 4/15/25	3,000,000	2,971,942
Lowe's Companies, Inc.:
4% 4/15/25	1,500,000	1,490,165
4.8% 4/1/26	225,000	225,690
O'Reilly Automotive, Inc. 5.75% 11/20/26	2,230,000	2,284,224
Ross Stores, Inc. 0.875% 4/15/26	3,500,000	3,295,625
		11,731,900
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	94,000	95,742
TOTAL CONSUMER DISCRETIONARY		72,476,500
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dollar General Corp. 4.25% 9/20/24	6,000,000	5,995,328
Dollar Tree, Inc. 4% 5/15/25	1,500,000	1,487,792
Mondelez International Holdings Netherlands BV 1.25% 9/24/26 (b)	1,960,000	1,831,679
		9,314,799
Food Products - 0.0%
JDE Peet's BV 0.8% 9/24/24 (b)	2,000,000	1,994,264
Tobacco - 0.0%
Altria Group, Inc. 2.625% 9/16/26	5,000,000	4,812,895
BAT Capital Corp.:
3.215% 9/6/26	2,810,000	2,735,299
4.7% 4/2/27	2,000,000	2,006,150
BAT International Finance PLC 1.668% 3/25/26	2,000,000	1,908,908
Imperial Brands Finance PLC 3.5% 7/26/26 (b)	4,000,000	3,898,704
Philip Morris International, Inc.:
4.75% 2/12/27	2,102,000	2,120,944
5.125% 11/15/24	2,200,000	2,198,152
Reynolds American, Inc. 4.45% 6/12/25	4,000,000	3,979,260
		23,660,312
TOTAL CONSUMER STAPLES		34,969,375
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	2,930,000	2,784,998
Oil, Gas & Consumable Fuels - 0.1%
6297782 LLC 4.911% 9/1/27 (b)	921,000	922,934
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,000,000	1,949,039
Cenovus Energy, Inc. 4.25% 4/15/27	2,500,000	2,472,474
DCP Midstream Operating LP:
5.375% 7/15/25	1,909,000	1,908,323
5.625% 7/15/27	2,809,000	2,881,953
Devon Energy Corp. 5.85% 12/15/25	2,000,000	2,022,116
Diamondback Energy, Inc. 5.2% 4/18/27	3,633,000	3,694,209
Enbridge, Inc.:
5.25% 4/5/27	1,675,000	1,706,471
5.3% 4/5/29	1,400,000	1,438,921
5.9% 11/15/26	3,288,000	3,380,108
Energy Transfer LP:
2.9% 5/15/25	2,000,000	1,967,607
4.2% 4/15/27	2,760,000	2,730,796
4.4% 3/15/27	2,000,000	1,990,468
5.625% 5/1/27 (b)	2,000,000	2,004,814
6% 2/1/29 (b)	3,900,000	3,986,525
6.05% 12/1/26	3,900,000	4,015,112
EQT Corp. 3.125% 5/15/26 (b)	4,000,000	3,882,865
MPLX LP:
1.75% 3/1/26	5,000,000	4,780,347
4% 2/15/25	2,000,000	1,987,133
Occidental Petroleum Corp. 5% 8/1/27	2,738,000	2,760,712
Petroleos Mexicanos 6.5% 3/13/27	2,000,000	1,923,500
Phillips 66 Co.:
3.55% 10/1/26	1,850,000	1,812,872
3.85% 4/9/25	2,000,000	1,982,925
Pioneer Natural Resources Co. 1.125% 1/15/26	1,500,000	1,433,161
The Williams Companies, Inc.:
3.9% 1/15/25	3,000,000	2,983,713
5.4% 3/2/26	312,000	315,012
Western Midstream Operating LP 4.65% 7/1/26	3,000,000	2,984,585
		65,918,695
TOTAL ENERGY		68,703,693
FINANCIALS - 0.4%
Banks - 0.2%
ABN AMRO Bank NV 6.339% 9/18/27 (b)(j)	4,000,000	4,116,436
Banco Santander SA 5.365% 7/15/28 (j)	3,800,000	3,862,329
Bank of America Corp.:
1.197% 10/24/26 (j)	3,000,000	2,878,143
1.658% 3/11/27 (j)	3,600,000	3,436,989
3.366% 1/23/26 (j)	3,000,000	2,975,366
3.559% 4/23/27 (j)	4,000,000	3,929,046
3.824% 1/20/28 (j)	1,860,000	1,827,553
3.95% 4/21/25	3,000,000	2,976,515
5.08% 1/20/27 (j)	2,000,000	2,008,565
5.933% 9/15/27 (j)	3,700,000	3,795,616
Bank of Montreal:
5.266% 12/11/26	5,000,000	5,089,700
5.3% 6/5/26	1,770,000	1,794,151
Bank of Nova Scotia:
1.3% 9/15/26	1,960,000	1,843,149
5.35% 12/7/26	1,945,000	1,983,545
5.45% 6/12/25	2,000,000	2,007,979
Banque Federative du Credit Mutuel SA:
5.088% 1/23/27 (b)	1,900,000	1,924,243
5.896% 7/13/26 (b)	2,000,000	2,046,348
Barclays PLC:
2.279% 11/24/27 (j)	4,200,000	3,974,953
2.852% 5/7/26 (j)	1,000,000	982,992
5.304% 8/9/26 (j)	1,490,000	1,492,408
5.674% 3/12/28 (j)	3,300,000	3,367,514
5.829% 5/9/27 (j)	2,670,000	2,707,597
6.496% 9/13/27 (j)	2,800,000	2,892,825
7.325% 11/2/26 (j)	3,500,000	3,587,992
BNP Paribas SA:
1.323% 1/13/27 (b)(j)(k)	3,610,000	3,436,586
1.675% 6/30/27 (b)(j)	4,300,000	4,065,065
2.219% 6/9/26 (b)(j)	1,500,000	1,465,337
BPCE SA:
1.652% 10/6/26 (b)(j)	1,590,000	1,530,746
5.203% 1/18/27 (b)	1,500,000	1,519,631
5.975% 1/18/27 (b)(j)	3,000,000	3,037,697
6.612% 10/19/27 (b)(j)	3,640,000	3,759,876
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	2,000,000	1,984,775
5.926% 10/2/26	2,000,000	2,056,179
Citibank NA:
4.929% 8/6/26	4,500,000	4,538,110
5.864% 9/29/25	2,000,000	2,025,443
Citigroup, Inc.:
1.122% 1/28/27 (j)	5,000,000	4,748,225
1.462% 6/9/27 (j)	3,000,000	2,837,107
2.014% 1/25/26 (j)	1,500,000	1,479,431
3.106% 4/8/26 (j)	2,000,000	1,973,660
5.61% 9/29/26 (j)	2,000,000	2,014,354
Cooperatieve Rabobank UA 3.649% 4/6/28 (b)(j)	3,000,000	2,923,845
Credit Agricole SA:
1.247% 1/26/27 (b)(j)	2,000,000	1,901,078
5.134% 3/11/27 (b)	3,500,000	3,556,537
Danske Bank A/S:
1.549% 9/10/27 (b)(j)	2,000,000	1,883,553
5.427% 3/1/28 (b)(j)	3,000,000	3,056,864
6.259% 9/22/26 (b)(j)	2,227,000	2,256,980
6.466% 1/9/26 (b)(j)	1,960,000	1,967,117
DNB Bank ASA:
0.856% 9/30/25 (b)(j)	1,000,000	996,324
1.535% 5/25/27 (b)(j)	1,960,000	1,861,099
Fifth Third Bancorp 2.375% 1/28/25	3,000,000	2,964,650
HSBC Holdings PLC:
1.645% 4/18/26 (j)	1,000,000	977,123
4.292% 9/12/26 (j)	1,510,000	1,498,607
5.597% 5/17/28 (j)	3,400,000	3,473,126
5.887% 8/14/27 (j)	4,660,000	4,757,691
7.336% 11/3/26 (j)	2,000,000	2,055,471
Huntington National Bank 5.699% 11/18/25 (j)	1,792,000	1,791,630
ING Groep NV:
1.726% 4/1/27 (j)	3,724,000	3,550,275
6.083% 9/11/27 (j)	3,000,000	3,080,091
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	3,000,000	2,995,804
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2563% 2/24/26 (j)(k)	3,000,000	3,005,460
1.47% 9/22/27 (j)	4,100,000	3,851,348
1.578% 4/22/27 (j)	2,910,000	2,768,892
4.979% 7/22/28 (j)	6,100,000	6,177,942
5.04% 1/23/28 (j)	2,200,000	2,226,430
5.571% 4/22/28 (j)	2,384,000	2,444,018
KeyCorp U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.5954% 5/23/25 (j)(k)	1,500,000	1,504,023
Lloyds Banking Group PLC:
1.627% 5/11/27 (j)	5,038,000	4,776,468
5.462% 1/5/28 (j)	2,200,000	2,235,893
5.985% 8/7/27 (j)	3,305,000	3,379,016
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (j)	3,620,000	3,416,602
4.08% 4/19/28 (j)	3,000,000	2,963,573
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (j)	2,960,000	2,792,218
1.554% 7/9/27 (j)	3,000,000	2,832,036
2.226% 5/25/26 (j)	2,000,000	1,958,847
2.839% 9/13/26	3,000,000	2,900,984
3.477% 4/12/26 (b)	2,000,000	1,962,290
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	941,000	944,756
5.479% 7/16/25	2,000,000	2,015,055
5.882% 10/30/26	2,000,000	2,060,878
NatWest Group PLC:
1.642% 6/14/27 (j)	3,000,000	2,838,516
5.847% 3/2/27 (j)	2,758,000	2,797,927
7.472% 11/10/26 (j)	2,000,000	2,053,776
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.8126% 3/22/25 (b)(j)(k)	2,000,000	2,012,717
5.416% 5/17/27 (b)	2,400,000	2,446,849
PNC Financial Services Group, Inc.:
5.102% 7/23/27 (j)	4,600,000	4,638,821
5.3% 1/21/28 (j)	5,595,000	5,692,035
6.615% 10/20/27 (j)	3,900,000	4,056,404
Royal Bank of Canada 5.069% 7/23/27 (j)	4,600,000	4,652,330
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (j)	3,000,000	2,815,487
3.244% 10/5/26	4,700,000	4,541,998
6.124% 5/31/27 (j)	1,162,000	1,181,141
Societe Generale U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.4031% 1/21/26 (b)(j)(k)	3,000,000	3,002,961
Sumitomo Mitsui Financial Group, Inc.:
5.464% 1/13/26	3,000,000	3,027,497
5.88% 7/13/26	1,760,000	1,798,981
The Toronto-Dominion Bank:
1.2% 6/3/26	1,000,000	945,460
5.264% 12/11/26	2,075,000	2,112,017
5.532% 7/17/26	3,000,000	3,055,866
Truist Financial Corp.:
1.267% 3/2/27 (j)	3,000,000	2,836,330
5.9% 10/28/26 (j)	3,900,000	3,939,087
6.047% 6/8/27 (j)	3,760,000	3,837,441
U.S. Bancorp:
3.1% 4/27/26	1,500,000	1,462,909
6.787% 10/26/27 (j)	3,720,000	3,889,056
Wells Fargo & Co.:
2.164% 2/11/26 (j)	1,000,000	986,323
2.406% 10/30/25 (j)	3,000,000	2,984,249
3% 2/19/25	3,000,000	2,971,681
3.196% 6/17/27 (j)	3,550,000	3,460,488
5.707% 4/22/28 (j)	3,000,000	3,081,327
Wells Fargo Bank NA 5.254% 12/11/26	2,000,000	2,038,735
		298,897,179
Capital Markets - 0.1%
Athene Global Funding:
1.608% 6/29/26 (b)	2,500,000	2,363,119
1.716% 1/7/25 (b)	3,000,000	2,960,924
5.516% 3/25/27 (b)	2,500,000	2,548,566
5.684% 2/23/26 (b)	2,700,000	2,729,796
Bank of New York, New York 5.224% 11/21/25 (j)	690,000	689,745
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (j)	4,000,000	3,852,964
3.961% 11/26/25 (j)	3,000,000	2,987,833
5.706% 2/8/28 (j)	3,000,000	3,049,866
7.146% 7/13/27 (j)	720,000	746,872
Goldman Sachs Group, Inc.:
1.093% 12/9/26 (j)	3,000,000	2,856,452
1.431% 3/9/27 (j)	2,910,000	2,763,163
1.542% 9/10/27 (j)	2,000,000	1,877,872
1.948% 10/21/27 (j)	3,000,000	2,834,088
4.387% 6/15/27 (j)	3,000,000	2,984,875
5.7% 11/1/24	2,000,000	2,000,533
Intercontinental Exchange, Inc.:
3.625% 9/1/28 (b)	3,700,000	3,576,918
3.65% 5/23/25	1,500,000	1,486,008
Moody's Corp. 3.75% 3/24/25	3,000,000	2,979,559
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.8609% 1/22/25 (j)(k)	3,000,000	3,000,090
0.985% 12/10/26 (j)	3,000,000	2,853,031
1.512% 7/20/27 (j)	3,960,000	3,734,645
1.593% 5/4/27 (j)	4,000,000	3,800,112
NASDAQ, Inc. 5.65% 6/28/25	318,000	319,396
UBS Group AG:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.580% 6.9195% 5/12/26 (b)(j)(k)	2,000,000	2,014,266
1.305% 2/2/27 (b)(j)	3,000,000	2,847,993
1.364% 1/30/27 (b)(j)	3,720,000	3,538,007
1.494% 8/10/27 (b)(j)	4,100,000	3,843,907
4.125% 4/15/26 (b)	3,000,000	2,968,559
4.703% 8/5/27 (b)(j)	2,730,000	2,724,541
		76,933,700
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	785,000	779,946
1.75% 1/30/26	3,000,000	2,872,017
6.1% 1/15/27	2,000,000	2,058,932
6.45% 4/15/27	1,998,000	2,078,974
6.5% 7/15/25	1,500,000	1,514,449
Ally Financial, Inc.:
5.125% 9/30/24	3,000,000	2,997,902
5.8% 5/1/25	2,000,000	2,004,001
7.1% 11/15/27	1,620,000	1,720,401
American Express Co.:
5.098% 2/16/28 (j)	2,850,000	2,887,993
5.389% 7/28/27 (j)	1,700,000	1,728,925
6.338% 10/30/26 (j)	1,694,000	1,722,735
Capital One Financial Corp.:
3.3% 10/30/24	3,000,000	2,989,278
4.985% 7/24/26 (j)	1,500,000	1,496,733
7.149% 10/29/27 (j)	4,400,000	4,611,879
Ford Motor Credit Co. LLC:
5.8% 3/5/27	2,200,000	2,233,273
5.85% 5/17/27	4,000,000	4,067,999
6.95% 3/6/26	65,000	66,473
6.95% 6/10/26	2,000,000	2,055,037
Toyota Motor Credit Corp. 4.55% 8/7/26	2,782,000	2,792,710
		42,679,657
Financial Services - 0.0%
CNH Industrial Capital LLC 1.45% 7/15/26	2,000,000	1,886,783
Corebridge Financial, Inc.:
3.5% 4/4/25	1,500,000	1,484,376
3.65% 4/5/27	2,810,000	2,751,284
Corebridge Global Funding:
0.9% 9/22/25 (b)	2,000,000	1,920,876
5.75% 7/2/26 (b)	2,000,000	2,040,000
Nationwide Building Society 6.557% 10/18/27 (b)(j)	2,000,000	2,073,754
The Western Union Co. 1.35% 3/15/26	3,000,000	2,843,046
		15,000,119
Insurance - 0.0%
Aon North America, Inc. 5.125% 3/1/27	3,250,000	3,308,901
Equitable Financial Life Global Funding:
1% 1/9/26 (b)	3,900,000	3,711,708
1.1% 11/12/24 (b)	3,000,000	2,974,456
1.3% 7/12/26 (b)	1,000,000	941,688
Jackson National Life Global Funding 5.55% 7/2/27 (b)	2,512,000	2,565,973
MassMutual Global Funding II:
4.5% 4/10/26 (b)	2,000,000	2,003,678
5.1% 4/9/27 (b)	3,400,000	3,474,222
		18,980,626
TOTAL FINANCIALS		452,491,281
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Amgen, Inc.:
5.15% 3/2/28	342,000	349,339
5.25% 3/2/25	2,000,000	2,000,605
		2,349,944
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 1.9% 6/1/25	3,000,000	2,935,926
Health Care Providers & Services - 0.0%
Cigna Group 1.25% 3/15/26	803,000	762,999
CVS Health Corp.:
2.875% 6/1/26	3,870,000	3,752,739
5% 2/20/26	2,000,000	2,005,781
HCA Holdings, Inc.:
4.5% 2/15/27	4,000,000	3,984,595
5.25% 6/15/26	2,735,000	2,744,547
5.875% 2/15/26	2,000,000	2,016,444
ICON Investments Six Designated Activity 5.809% 5/8/27	3,353,000	3,439,150
		18,706,255
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 0.85% 9/15/24	3,000,000	2,994,544
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co. 4.9% 2/22/27	1,624,000	1,649,918
Haleon U.S. Capital LLC 3.375% 3/24/27	1,870,000	1,824,429
Haleon UK Capital PLC 3.125% 3/24/25	1,000,000	988,948
Viatris, Inc. 1.65% 6/22/25	3,000,000	2,914,127
		7,377,422
TOTAL HEALTH CARE		34,364,091
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 5% 3/26/27 (b)	1,066,000	1,077,562
L3Harris Technologies, Inc. 5.4% 1/15/27	2,000,000	2,041,674
RTX Corp. 5.75% 11/8/26	721,000	739,639
The Boeing Co.:
4.875% 5/1/25	3,000,000	2,987,539
6.259% 5/1/27 (b)	302,000	310,693
		7,157,107
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	3,000,000	2,955,907
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.2% 3/15/25	1,500,000	1,484,701
Ground Transportation - 0.0%
Canadian Pacific Railway Co. 1.35% 12/2/24	3,000,000	2,970,136
Machinery - 0.0%
Daimler Trucks Finance North America LLC:
2% 12/14/26 (b)	2,920,000	2,760,897
5% 1/15/27 (b)	2,300,000	2,321,754
5.125% 9/25/27 (b)	1,185,000	1,204,570
5.2% 1/17/25 (b)	610,000	609,860
5.6% 8/8/25 (b)	1,460,000	1,470,101
Ingersoll Rand, Inc. 5.197% 6/15/27	4,100,000	4,171,862
Otis Worldwide Corp. 2.056% 4/5/25	3,000,000	2,947,122
		15,486,166
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
1.875% 8/15/26	2,000,000	1,896,269
2.3% 2/1/25	3,000,000	2,960,546
2.875% 1/15/26	2,158,000	2,099,836
3.375% 7/1/25	3,000,000	2,956,960
		9,913,611
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	3,500,000	3,346,812
2.875% 2/15/25 (b)	4,500,000	4,441,343
6.375% 5/4/28 (b)	571,000	593,543
		8,381,698
TOTAL INDUSTRIALS		48,349,326
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Cisco Systems, Inc. 4.8% 2/26/27	3,000,000	3,048,606
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp. 5.05% 4/5/27	589,000	600,064
Dell International LLC/EMC Corp.:
4.9% 10/1/26	3,000,000	3,015,707
5.85% 7/15/25	1,500,000	1,510,635
6.02% 6/15/26	4,015,000	4,100,683
		9,227,089
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom, Inc. 5.05% 7/12/27	3,800,000	3,858,185
Micron Technology, Inc. 4.185% 2/15/27	2,750,000	2,722,617
NXP BV/NXP Funding LLC 5.35% 3/1/26	4,000,000	4,022,700
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	2,760,000	2,721,746
		13,325,248
Software - 0.0%
Oracle Corp. 2.65% 7/15/26	4,000,000	3,862,231
Roper Technologies, Inc.:
1% 9/15/25	2,000,000	1,924,218
2.35% 9/15/24	2,000,000	1,997,248
VMware, Inc. 1.4% 8/15/26	2,000,000	1,881,277
		9,664,974
TOTAL INFORMATION TECHNOLOGY		35,265,917
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese U.S. Holdings LLC:
1.4% 8/5/26	2,904,000	2,714,932
6.05% 3/15/25	1,500,000	1,505,400
6.165% 7/15/27	3,000,000	3,095,610
Nutrien Ltd. 5.9% 11/7/24	1,996,000	1,997,410
		9,313,352
Metals & Mining - 0.0%
Glencore Funding LLC 5.338% 4/4/27 (b)	3,800,000	3,864,510
TOTAL MATERIALS		13,177,862
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp. 1.6% 4/15/26	3,000,000	2,849,916
Crown Castle, Inc. 4% 3/1/27	2,000,000	1,970,785
Omega Healthcare Investors, Inc. 4.5% 1/15/25	3,000,000	2,987,197
		7,807,898
UTILITIES - 0.0%
Electric Utilities - 0.0%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,600,000	2,546,989
Duke Energy Corp. 2.65% 9/1/26	1,000,000	964,728
Edison International 5.75% 6/15/27	2,000,000	2,049,395
ENEL Finance International NV:
1.625% 7/12/26 (b)	3,000,000	2,831,411
5.125% 6/26/29 (b)	4,400,000	4,466,386
Eversource Energy 4.75% 5/15/26	1,800,000	1,800,590
Exelon Corp. 5.15% 3/15/29	586,000	601,565
Firstenergy Pennsylvania Elect 5.15% 3/30/26 (b)	576,000	578,072
Georgia Power Co. 5.004% 2/23/27	827,000	839,968
Pacific Gas & Electric Co. 5.45% 6/15/27	2,000,000	2,030,492
Southern California Edison Co. 3.7% 8/1/25	1,500,000	1,484,183
Southern Co. 5.5% 3/15/29	893,000	929,577
		21,123,356
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 3.3% 7/15/25 (b)	2,000,000	1,960,714
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.:
1.45% 6/1/26	3,000,000	2,831,885
5.25% 8/10/26	2,000,000	2,022,544
Dominion Energy, Inc. 2.85% 8/15/26	2,000,000	1,934,459
DTE Energy Co.:
4.22% 11/1/24	3,000,000	2,993,225
4.95% 7/1/27	1,227,000	1,240,312
NiSource, Inc. 0.95% 8/15/25	3,000,000	2,888,444
Puget Energy, Inc. 3.65% 5/15/25	2,000,000	1,976,286
		15,887,155
TOTAL UTILITIES		38,971,225
TOTAL NONCONVERTIBLE BONDS (Cost $829,744,510)		839,281,016

U.S. Treasury Obligations - 0.4%
	Principal Amount (i)	Value ($)
U.S. Treasury Notes:
3.625% 5/31/28	15,907,700	15,829,404
3.875% 1/15/26 (a)	77,230,400	76,931,735
4.125% 6/15/26	99,124,800	99,330,019
4.125% 10/31/27	38,991,200	39,370,450
4.25% 3/15/27	105,789,800	106,864,228
4.5% 7/15/26	180,442,500	182,113,002
TOTAL U.S. TREASURY OBLIGATIONS (Cost $514,900,986)		520,438,838

Asset-Backed Securities - 0.1%
	Principal Amount (i)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	527,000	531,461
American Express Credit Account Master Trust:
Series 2023-1 Class A, 4.87% 5/15/28	863,000	868,694
Series 2024-1 Class A, 5.23% 4/15/29	5,000,000	5,119,326
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5714% 10/15/32 (b)(j)(k)	1,259,000	1,259,244
Ares XXXIV CLO Ltd. Series 2024-2A Class AR3, CME Term SOFR 3 Month Index + 1.320% 6.6058% 4/17/33 (b)(j)(k)	4,748,000	4,749,306
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/32 (b)	2,019,000	2,026,185
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	1,147,403	1,157,230
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/33 (b)	316,000	323,131
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/28	1,026,000	1,041,382
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	1,057,000	1,065,975
Series 2024-1 Class A3, 4.98% 3/25/27	1,516,000	1,524,222
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/28	247,000	249,455
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	241,000	244,916
Carmax Series 2023-3 Class A3, 5.28% 5/15/28	1,154,000	1,165,281
CarMax Auto Owner Trust Series 2023 2 Class A3, 5.05% 1/18/28	1,534,000	1,539,944
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	476,000	485,760
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	302,000	308,617
Carmax Auto Owner Trust 2024-3 Series 2024-3 Class A3, 4.89% 7/16/29	2,196,000	2,219,848
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6436% 10/20/32 (b)(j)(k)	2,514,000	2,514,460
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.663% 7/15/33 (b)(j)(k)	2,000,000	2,002,014
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.4952% 7/27/30 (b)(j)(k)	80,968	80,994
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	129,243	126,814
Chase Auto Owner Trust:
Series 2024-1A Class A3, 5.13% 5/25/29 (b)	544,000	551,617
Series 2024-4A Class A3, 4.94% 7/25/29 (b)	3,339,000	3,376,920
Chase Auto Owner Trust 24-3 Series 2024-3A Class A3, 5.22% 7/25/29 (b)	2,619,000	2,664,346
Chase Issuance Trust:
Series 2023-A1 Class A, 5.16% 9/15/28	2,080,000	2,114,751
Series 2023-A2 Class A, 5.08% 9/15/30	2,080,000	2,147,714
Chesapeake Funding II LLC:
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.698% 4/15/33 (b)(j)(k)	193,415	193,414
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	874,499	879,929
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	180,143	182,753
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	673,419	680,045
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/27	748,000	753,242
Citizens Auto Receivables Trust:
Series 2024-1 Class A3, 5.11% 4/17/28 (b)	817,000	822,361
Series 2024-2 Class A3, 5.33% 8/15/28 (b)	740,000	749,036
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	2,243,000	2,275,936
Dell Equipment Finance Trust 2:
Series 2023-3 Class A3, 5.93% 4/23/29 (b)	773,000	784,611
Series 2024-1 Class A3, 5.39% 3/22/30 (b)	1,003,000	1,018,635
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	498,000	501,524
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	134,000	136,504
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	199,000	203,119
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/28 (b)	1,310,000	1,313,257
DLLST Series 2024-1A Class A3, 5.05% 8/20/27 (b)	1,500,000	1,505,740
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6474% 7/17/34 (b)(j)(k)	878,000	879,273
Enterprise Fleet Financing:
Series 2023-2 Class A2, 5.56% 4/22/30 (b)	1,232,969	1,240,383
Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	620,000	625,771
Class A3, 5.61% 4/20/28 (b)	424,000	434,222
Enterprise Fleet Financing 202 Series 2024-3 Class A3, 4.98% 8/21/28 (b)	2,415,000	2,446,486
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	462,352	470,963
Enterprise Fleet Financing LLC:
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	765,518	767,104
Series 2024-1 Class A2, 5.23% 3/20/30 (b)	1,896,000	1,907,375
Flatiron CLO Ltd. Series 2021-1A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6511% 7/19/34 (b)(j)(k)	6,250,000	6,259,919
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.5084% 5/20/36 (b)(j)(k)	1,693,000	1,694,346
Ford Credit Auto Owner Trust:
Series 2020-1 Class B, 2.29% 8/15/31 (b)	2,400,000	2,365,578
Series 2020-2 Class A, 1.06% 4/15/33 (b)	1,409,000	1,350,500
Series 2023-B Class A3, 5.23% 5/15/28	982,000	990,957
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	986,000	991,332
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	3,118,000	3,178,287
GM Financial Automobile Leasing Trust Series 2023-2 Class A3, 5.05% 7/20/26	981,000	981,202
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	282,000	285,265
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/27	2,671,000	2,686,121
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	141,000	141,755
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class B, 5.73% 6/15/28 (b)	1,104,000	1,120,187
Series 2024-1A Class A1, 5.13% 3/15/29 (b)	6,264,000	6,379,713
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/29 (b)	2,719,000	2,763,501
Hyundai Auto Lease Securitizat:
Series 2023-C Class A3, 5.8% 12/15/26 (b)	1,363,000	1,376,475
Series 2024-B Class A3, 5.41% 5/17/27 (b)	1,108,000	1,123,215
Hyundai Auto Receivables Trust:
Series 2023-B Class A3, 5.48% 4/17/28	285,000	288,514
Series 2024-A Class A3, 4.99% 2/15/29	577,000	583,907
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/28	3,371,000	3,412,044
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.532% 7/20/36 (b)(j)(k)	4,000,000	4,001,576
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/28 (b)	593,000	604,685
Magnetite Xxii Ltd. / Magnetite Series 2024-22A Class ARR, CME Term SOFR 3 Month Index + 1.250% 6.5258% 7/15/36 (b)(j)(k)	3,656,000	3,658,281
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	197,198	197,890
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	714,000	726,833
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/37 (b)	661,000	669,475
Neuberger Berman Ln Advisers N Series 2024-50A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.533% 7/23/36 (b)(j)(k)	6,075,000	6,078,038
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	1,063,000	1,076,253
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 6.4166% 8/8/32 (b)(j)(k)	2,105,000	2,105,497
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3514% 4/15/30 (b)(j)(k)	3,230,362	3,230,798
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	674,000	681,672
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.673% 7/15/36 (b)(j)(k)	1,614,000	1,614,076
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	631,000	640,108
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	1,579,000	1,595,916
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A3, 4.95% 5/21/29 (b)	627,000	630,647
Series 2024-2A Class A3, 5.33% 11/20/29 (b)	359,000	365,820
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	32,687	32,686
Tesla Series 2024-A Class A3, 5.3% 6/21/27 (b)	1,216,000	1,224,490
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	1,764,000	1,779,577
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	322,000	323,110
TMUST Series 2024-1A Class A, 5.05% 9/20/29 (b)	1,811,000	1,828,898
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	1,484,000	1,500,532
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	678,726	684,935
Verizon Master Trust:
Series 2023 2 Class A, 4.89% 4/13/28	1,189,000	1,187,292
Series 2023-4 Class A1A, 5.16% 6/20/29	1,573,000	1,590,207
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	1,708,000	1,723,745
Volkswagen Auto Loan Enhanced Series 2023-1 Class A3, 5.02% 6/20/28	699,000	703,302
Voya Clo 2022-1 Ltd. / Voya Clo Series 2024-1A Class A1R, CME Term SOFR 3 Month Index + 1.250% 0% 4/20/35 (b)(j)(k)	2,950,000	2,950,000
Voya CLO Ltd./Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7011% 7/19/34 (b)(j)(k)	1,016,000	1,016,210
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	2,470,000	2,509,349
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,437,408	1,447,261
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	3,185,000	3,216,780
Series 2024-2A Class A2, CME Term SOFR 1 Month Index + 1.000% 5.77% 6/21/39 (b)(j)(k)	1,886,000	1,887,697
World Omni Auto Receivables Trust:
Series 2023-C Class A3, 5.15% 11/15/28	173,000	174,176
Series 2023-D Class A3, 5.79% 2/15/29	1,017,000	1,040,554
Series 2024-A Class A3, 4.86% 3/15/29	2,240,000	2,260,701
Series 2024-B Class A3, 5.27% 9/17/29	1,644,000	1,677,231
World Omni Automobile Lease Se Series 2024-A Class A3, 5.26% 10/15/27	1,490,000	1,512,974
TOTAL ASSET-BACKED SECURITIES (Cost $158,833,593)		160,353,380

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (i)	Value ($)
Private Sponsor - 0.0%
Cfmt 2024-Hb15 LLC sequential payer Series 2024-HB15 Class A, 4% 8/25/34 (b)(j)	310,000	304,079
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(j)	491,373	469,912
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	45,954	44,764
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	58,214	56,490
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(j)	1,539,211	1,483,392

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,320,713)		2,358,637

Commercial Mortgage Securities - 0.1%
	Principal Amount (i)	Value ($)
Benchmark Mortgage Trust sequential payer Series 2019-B9 Class AAB, 3.9325% 3/15/52	1,623,038	1,596,777
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.679% 3/15/41 (b)(j)(k)	409,000	406,955
BMP floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.7088% 6/15/41 (b)(j)(k)	778,000	774,839
BX Commercial Mortgage Trust:
floater:
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2515% 2/15/36 (b)(j)(k)	100,000	99,031
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1406% 10/15/36 (b)(j)(k)	576,000	570,420
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3498% 2/15/39 (b)(j)(k)	4,175,796	4,136,648
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0983% 12/9/40 (b)(j)(k)	389,660	390,635
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3833% 4/15/34 (b)(j)(k)	150,242	148,836
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1215% 6/15/38 (b)(j)(k)	3,553,418	3,514,553
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7285% 3/15/41 (b)(j)(k)	2,635,284	2,627,049
BX Commercial Mortgage Trust 2024-Xl4 floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7789% 2/15/39 (b)(j)(k)	2,851,451	2,847,886
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.9782% 5/15/41 (b)(j)	1,701,775	1,698,586
BX Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.3015% 11/15/38 (b)(j)(k)	2,816,195	2,788,913
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.5019% 8/15/39 (b)(j)(k)	360,199	360,649
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7788% 4/15/41 (b)(j)(k)	1,824,842	1,816,838
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	1,369,184	1,349,601
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1525% 11/15/38 (b)(j)(k)	2,497,093	2,464,319
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.4015% 10/15/36 (b)(j)(k)	2,300,000	2,265,543
sequential payer Series 2017-GS7 Class AAB, 3.203% 8/10/50	2,582,680	2,530,448
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6321% 5/15/39 (b)(j)(k)	2,500,000	2,445,832
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1515% 3/15/38 (b)(j)(k)	1,459,367	1,432,550
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.426% 10/15/28 (b)(j)(k)	367,524	370,740
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.028% 7/15/36 (b)(j)(k)	115,000	113,697
Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1822% 11/15/38 (b)(j)(k)	128,220	126,657
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.482% 7/20/32 (b)(j)(k)	3,500,000	3,500,574
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,190,385)		40,378,576

Bank Notes - 0.0%
	Principal Amount (i)	Value ($)
Citizens Bank NA 2.25% 4/28/25	3,000,000	2,935,583
Goldman Sachs Bank U.S.A. 5.283% 3/18/27 (j)	3,500,000	3,526,517
Morgan Stanley Bank, West Valley City Utah 4.968% 7/14/28 (j)	3,117,000	3,155,802
Truist Bank 1.5% 3/10/25	2,000,000	1,961,945
TOTAL BANK NOTES (Cost $11,513,124)		11,579,847

Other - 0.0%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (l) (Cost $1,054)	13	1,173

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (m)	1,163,129,102	1,163,361,728
Fidelity Securities Lending Cash Central Fund 5.39% (m)(n)	872,151,521	872,238,736
TOTAL MONEY MARKET FUNDS (Cost $2,035,596,701)		2,035,600,464

Equity Funds - 49.9%
	Shares	Value ($)
Large Blend Funds - 9.2%
Fidelity SAI U.S. Large Cap Index Fund (l)	152,634,527	3,599,122,157
Fidelity SAI U.S. Low Volatility Index Fund (l)	400,070,071	8,805,542,269
TOTAL LARGE BLEND FUNDS		12,404,664,426
Large Growth Funds - 32.1%
Fidelity Blue Chip Growth Fund (l)	13,785,589	2,984,028,670
Fidelity Contrafund (l)	274,329,317	5,673,130,278
Fidelity Growth Company Fund (l)	333,092,309	13,313,699,553
Fidelity Magellan Fund (l)	532,612,317	7,903,966,779
Fidelity SAI U.S. Momentum Index Fund (l)	992,290	16,749,860
Fidelity SAI U.S. Quality Index Fund (l)	556,213,244	13,165,567,484
TOTAL LARGE GROWTH FUNDS		43,057,142,624
Large Value Funds - 2.7%
Fidelity SAI U.S. Value Index Fund (l)	297,185,599	3,694,016,998
Mid-Cap Blend Funds - 1.0%
Fidelity SAI Small-Mid Cap 500 Index Fund (l)	194,055,924	1,296,293,575
Mid-Cap Growth Funds - 2.6%
Fidelity Extended Market Index Fund (l)	39,923,457	3,427,827,994
Small Blend Funds - 1.2%
Fidelity Small Cap Index Fund (l)	57,407,419	1,585,592,905
Small Growth Funds - 1.1%
Fidelity Advisor Small Cap Growth Fund Class Z (l)	42,608,182	1,438,878,320
TOTAL EQUITY FUNDS (Cost $49,424,741,551)		66,904,416,842

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $99,937,717,860)	134,862,987,514
NET OTHER ASSETS (LIABILITIES) - (0.6)% (o)	(745,282,370)
NET ASSETS - 100.0%	134,117,705,144

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	21	Sep 2024	2,334,255	115,489	115,489
CME E-mini S&P 500 Index Contracts (United States)	5,338	Sep 2024	1,510,920,900	39,162,753	39,162,753
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	Sep 2024	3,717,720	120,199	120,199

TOTAL EQUITY INDEX CONTRACTS					39,398,441

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	350	Dec 2024	72,641,406	(3,197)	(3,197)

TOTAL FUTURES CONTRACTS					39,395,244
The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Applied Materials, Inc.	Chicago Board Options Exchange	511	10,079,986	230.00	10/18/24	(98,623)
Bank of America Corp.	Chicago Board Options Exchange	4,176	17,017,200	43.00	10/18/24	(204,624)
Eli Lilly & Co.	Chicago Board Options Exchange	51	4,896,102	1,000.00	10/18/24	(105,315)
Embraer SA sponsored ADR	Chicago Board Options Exchange	4,598	15,279,154	35.00	10/18/24	(482,790)
Freeport-McMoRan, Inc.	Chicago Board Options Exchange	5,480	24,265,440	50.00	10/18/24	(249,340)
GE Vernova LLC	Chicago Board Options Exchange	645	12,964,500	220.00	10/18/24	(325,725)
General Aerospace Co.	Chicago Board Options Exchange	2,102	36,705,124	195.00	11/15/24	(570,693)
General Electric Co.	Chicago Board Options Exchange	2,100	36,670,200	185.00	09/20/24	(119,700)
Hubbell, Inc.	Chicago Board Options Exchange	300	11,997,600	470.00	09/20/24	(75,000)
Intuit, Inc.	Chicago Board Options Exchange	22	1,386,572	690.00	10/18/24	(10,670)
JPMorgan Chase & Co.	Chicago Board Options Exchange	274	6,159,520	220.00	09/20/24	(196,595)
Match Group, Inc.	Chicago Board Options Exchange	8,918	33,183,878	40.00	10/18/24	(552,916)
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	756	39,411,036	575.00	10/18/24	(387,450)
Mohawk Industries, Inc.	Chicago Board Options Exchange	345	5,352,330	160.00	10/18/24	(174,225)
NVIDIA Corp.	Chicago Board Options Exchange	2,696	32,182,152	160.00	10/18/24	(155,020)
NVIDIA Corp.	Chicago Board Options Exchange	2,690	32,110,530	150.00	10/18/24	(289,175)
NVIDIA Corp.	Chicago Board Options Exchange	2,683	32,026,971	144.00	10/18/24	(477,574)
Southern Co.	Chicago Board Options Exchange	3,110	26,870,400	95.00	11/15/24	(85,525)
Walmart, Inc.	Chicago Board Options Exchange	639	4,934,997	72.50	10/18/24	(386,595)
Wells Fargo & Co.	Chicago Board Options Exchange	6,165	36,046,755	60.00	10/18/24	(986,400)

TOTAL WRITTEN OPTIONS						(5,933,955)

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500	Receives	At Maturity	U.S. Secured Overnight Fin. Rate (SOFR) Index plus 66 basis points	At Maturity	Morgan Stanley Capital Services LLC	Nov 2024	24,693	282,421,718	21,316,496	0	21,316,496

Legend

(a)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $70,280,344.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $424,982,067 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,279,440 or 0.0% of net assets.

(e)	Level 3 security
(f)	Non-income producing
(g)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $419,540,447.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
(o)	Includes $5,455,862 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CCC Intelligent Solutions Holdings, Inc.	2/02/21	1,343,850

GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Vertiv Holdings LLC	2/06/20 - 6/30/23	635,698

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	988,367,069	2,665,098,215	2,490,098,179	14,899,904	(5,377)	-	1,163,361,728	2.6%
Fidelity Securities Lending Cash Central Fund 5.39%	792,033,763	1,190,546,191	1,110,341,218	628,301	-	-	872,238,736	3.7%
Total	1,780,400,832	3,855,644,406	3,600,439,397	15,528,205	(5,377)	-	2,035,600,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	1,180,230,254	181,238,175	-	-	-	77,409,891	1,438,878,320
Fidelity Blue Chip Growth Fund	2,834,601,385	150,573,485	125,000,000	-	8,045,236	115,808,564	2,984,028,670
Fidelity Contrafund	5,667,816,012	-	377,290,325	-	56,946,907	325,657,684	5,673,130,278
Fidelity Extended Market Index Fund	2,978,386,225	246,182,391	-	-	-	203,259,378	3,427,827,994
Fidelity Growth Company Fund	12,525,496,474	200,000,001	125,000,000	-	818,972	712,384,106	13,313,699,553
Fidelity Magellan Fund	7,343,976,910	199,999,999	125,000,000	-	(8,443,554)	493,433,424	7,903,966,779
Fidelity SAI Inflation-Focused Fund	1,222	-	-	-	-	(49)	1,173
Fidelity SAI Small-Mid Cap 500 Index Fund	1,245,839,035	-	-	-	-	50,454,540	1,296,293,575
Fidelity SAI U.S. Large Cap Index Fund	2,695,197,081	696,872,325	10,729,396	-	128,137	217,654,010	3,599,122,157
Fidelity SAI U.S. Low Volatility Index Fund	6,937,888,747	1,147,496,350	-	-	-	720,157,172	8,805,542,269
Fidelity SAI U.S. Momentum Index Fund	15,688,110	-	-	-	-	1,061,750	16,749,860
Fidelity SAI U.S. Quality Index Fund	11,897,911,703	334,306,076	160,935,098	-	10,334,222	1,083,950,581	13,165,567,484
Fidelity SAI U.S. Value Index Fund	2,673,481,415	842,456,624	-	-	-	178,078,959	3,694,016,998
Fidelity Small Cap Index Fund	1,474,548,882	1,949,248	-	1,949,248	-	109,094,775	1,585,592,905
	59,471,063,455	4,001,074,674	923,954,819	1,949,248	67,829,920	4,288,404,785	66,904,418,015

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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